As filed with the Securities and Exchange Commission on June 30, 2023
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-23635

NEUBERGER BERMAN NEXT GENERATION CONNECTIVITY FUND INC.
(Exact Name of the Registrant as Specified in Charter)
c/o Neuberger Berman Investment Advisers LLC
1290 Avenue of the Americas
New York, New York 10104-0002
(Address of Principal Executive Offices – Zip Code)

Joseph V. Amato
Chief Executive Officer and President
Neuberger Berman Next Generation Connectivity Fund Inc.
c/o Neuberger Berman Investment Advisers LLC
1290 Avenue of the Americas
New York, New York 10104-0002

Lori L. Schneider, Esq.
K&L Gates LLP
1601 K Street, N.W.
Washington, D.C. 20006-1600
(Names and Addresses of agents for service)

Registrant's telephone number, including area code: (212) 476-8800

Date of fiscal year end: October 31
Date of reporting period: April 30, 2023
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940, as amended (“Act”) (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Report to Stockholders.

(a)	Following is a copy of the semi-annual report transmitted to stockholders pursuant to Rule 30e-1 under the Act.

Neuberger Berman
Next Generation
Connectivity Fund Inc.

Semi-Annual Report
April 30, 2023

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC. ©2023 Neuberger Berman Investment Advisers LLC. All rights reserved.

President’s Letter
Dear Stockholder,
I am pleased to present this semi-annual report for Neuberger Berman Next Generation Connectivity Fund Inc. (the Fund) for the six months ended April 30, 2023 (the reporting period). The report includes a portfolio commentary, a listing of the Fund’s consolidated investments and its unaudited consolidated financial statements for the reporting period.
We believe next generation connectivity and technology present a rapidly evolving investment opportunity and the Fund is positioned to provide stockholders access to this promising strategy, managed by an experienced investment team located in the U.S. and Asia.
The Fund seeks to provide capital appreciation and income. In pursuit of its investment objectives, the Fund will invest, under normal market conditions, at least 80% of its total assets in equity securities issued by U.S. and non-U.S. companies, in any market capitalization range, that are relevant to the theme of investing in "NextGen Companies." The Fund considers "NextGen Companies" to be companies that, in the Portfolio Managers’ view, demonstrate significant growth potential from the development, advancement, use or sale of products, processes or services related to the fifth generation mobile network and future generations of mobile network connectivity and technology.
Thank you for your confidence in the Fund. We will continue to do our best to retain your trust in the years to come.
Sincerely,

Joseph V. Amato
President and CEO
Neuberger Berman Next Generation Connectivity Fund Inc.

Neuberger Berman Next Generation Connectivity Fund Inc.
Portfolio Commentary (Unaudited)

Neuberger Berman Next Generation Connectivity Fund Inc. (the Fund) generated a 9.55% total return on a net asset value (NAV) basis for the six-month period ended April 30, 2023 (the reporting period), underperforming its benchmark, the MSCI All Country World Index (Net) (the Index), which provided a 12.68% total return for the same period. (Fund performance on a market price basis is provided in the table immediately following this commentary.)
The global equity market was volatile, but ultimately generated solid results during the reporting period. Investor sentiment fluctuated given incoming economic data and expectations for central bank rate hikes to fight inflation. Repercussions from the war in Ukraine and turmoil in the banking industry, initially driven by the collapse of Silicon Valley Bank, also impacted the market and rate outlook. Despite concerns that elevated inflation could trigger a recession, the U.S. economy was resilient.
The Fund’s relative performance versus the Index was pressured by negative stock selection in the Information Technology and Communication Services sectors. This was partially offset by positive stock selection in the Consumer Discretionary and Materials sectors. In terms of individual holdings, the largest detractors included software companies ZoomInfo Technologies, Inc., Zscaler, Inc. and Grammarly, Inc., one of the Fund’s private investments. In contrast, semiconductor companies Lattice Semiconductor Corp., NVIDIA Corp., and Monolithic Power Systems, Inc. added the most value.
Private investments represented approximately 16% of the Fund’s net assets at the end of the reporting period. These investments are diversified across eight companies. Given the Fund is able to invest up to 25% of its total assets in illiquid securities, which may include private investments, the Fund maintains flexibility should attractive investment opportunities arise. We continue to believe that the Fund’s private investments can be a key contributor to investment returns over the long term.
As part of its investment strategy, the Fund continues to employ its options writing strategy. The Fund’s use of written options contributed to performance during the reporting period.
As we look forward, while we are encouraged by moderation in inflation data as a sign that the U.S. Federal Reserve Board’s efforts are at last having their desired impact, employment has begun to slow and with it an increase in unemployment. How these two factors play out may well define markets’ behavior for the remainder of 2023. We anticipate heightened volatility throughout 2023 as the market struggles with the difference between an economic hard versus soft landing. Nevertheless, we remain constructive on the long-term, Next Generation Connectivity opportunity set in front of us and on our efforts to invest in the key enablers and beneficiaries of the structural connectivity theme. It remains our view that the digital transformation trends enabled by Network Infrastructure, Connected Devices, and Application & Services Providers will endure beyond today’s macroeconomic and geopolitical challenges. We continue to invest in both the public and private markets, where we believe recent and heightened volatility can provide attractive entry points.
Sincerely,
Hari Ramanan, Timothy Creedon and Yan Taw (YT) Boon
Portfolio Co-Managers
The portfolio composition, industries and holdings of the Fund are subject to change without notice.
The opinions expressed are those of the Fund's portfolio managers. The opinions are as of the date of this report and are subject to change without notice.
The value of securities owned by the Fund, as well as the market value of shares of the Fund’s common stock, may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Fund; conditions affecting the general economy; overall market changes; local, regional, national or global political, social or economic instability; regulatory or legislative developments; price, currency and interest rate fluctuations, including those resulting from changes in central bank policies; and changes in investor sentiment.

Next Generation Connectivity Fund Inc. (Unaudited)

TICKER SYMBOL
Next Generation Connectivity Fund Inc.	NBXG

SECTOR ALLOCATION
(as a % of Net Assets Applicable to Common Stockholders*)
Communication Services	10.3%
Consumer Discretionary	9.2%
Convertible Bonds	0.5%
Financials	0.5%
Health Care	1.7%
Industrials	2.6%
Information Technology	70.2%
Materials	1.2%
Short-Term Investments	4.8%
Liabilities Less Other Assets	(1.0)%
Total	100.0%

*	Derivatives (other than options purchased), if any, are excluded from this chart.

PERFORMANCE HIGHLIGHTS
	Inception Date*	Six Month Period Ended 04/30/2023	Average Annual Total Return Ended 04/30/2023
			1 Year	Life of Fund
At NAV[1]
Next Generation Connectivity Fund Inc.	05/25/2021	9.55%	-3.49%	-15.66%
At Market Price[2]
Next Generation Connectivity Fund Inc.	05/25/2021	7.18%	-4.72%	-24.58%
Index
MSCI All Country World Index (Net)[3]		12.68%	2.06%	-2.29%
* Date of initial public offering. The Fund commenced operations on May 26, 2021.
Listed closed-end funds, unlike open-end funds, are not continually offered. Generally, there is an initial public offering and, once issued, shares of common stock of closed-end funds are sold in the secondary market on a stock exchange.
The performance data quoted represent past performance and do not indicate future results. Current performance may be lower or higher than the performance data quoted. For current performance data, please visit www.nb.com/cef-performance.
The results shown in the table reflect the reinvestment of income dividends and other distributions, if any. The results do not reflect the effect of taxes a stockholder would pay on Fund distributions or on the sale of shares of the Fund’s common stock.
The investment return and market price will fluctuate and shares of the Fund’s common stock may trade at prices above or below NAV. Shares of the Fund’s common stock, when sold, may be worth more or less than their original cost.

Endnotes (Unaudited)

1	Returns based on the NAV of the Fund.
2	Returns based on the market price of shares of the Fund’s common stock on the NYSE.
3
The MSCI All Country World Index is a free float-adjusted market capitalization-weighted index that is designed to measure the equity market performance of developed and emerging markets. The index consists of 47 country indexes comprising 23 developed and 24 emerging market country indexes. The developed market country indexes included are: Australia, Austria, Belgium, Canada, Denmark, Finland,
France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal,
Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States. The emerging market country indexes included are: Brazil, Chile, China, Colombia, the Czech Republic, Egypt, Greece, Hungary,
India, Indonesia, Korea, Kuwait, Malaysia, Mexico, Peru, the Philippines, Poland, Qatar, Saudi Arabia, South
Africa, Taiwan, Thailand, Turkey and the UAE. China A shares are included starting from June 1, 2018 and are partially represented at 20% of their free float-adjusted market capitalization as of November 2019.
Net total return indexes reinvest dividends after the deduction of withholding taxes, using (for international indexes) a tax rate applicable to non-resident institutional investors who do not benefit from double taxation treaties. Effective after the close on March 9, 2022, MSCI reclassified MSCI Russia Indexes from
Emerging Markets to Standalone Markets status. At that time, all Russian securities were removed from this index at a final price of 0.00001, including both locally traded Russian equity constituents and Russian
ADRs/GDRs constituents. Please note that the index does not take into account any fees and expenses or any tax consequences of investing in the individual securities that it tracks and that individuals cannot invest directly in any index. Data about the performance of this index are prepared or obtained by NBIA and include reinvestment of all income dividends and other distributions, if any. The Fund may invest in securities not included in the index and generally does not invest in all securities included in the index.

For more complete information on Neuberger Berman Next Generation Connectivity Fund Inc., call Neuberger Berman Investment Advisers LLC at (877) 461-1899, or visit our website at www.nb.com.

Legend April 30, 2023 (Unaudited)
Neuberger Berman Next Generation Connectivity Fund Inc.
Other Abbreviations:
Management or NBIA	= Neuberger Berman Investment Advisers LLC

Consolidated Schedule of Investments Next Generation Connectivity Fund Inc.^ (Unaudited)
April 30, 2023

Number of Shares		Value
Common Stocks 84.4%
Broadline Retail 2.7%
94,200	Alibaba Group Holding Ltd.	$7,977,798 *
47,534	Etsy, Inc.	4,802,360 *
230,637	JD.com, Inc.	8,238,354
3,610	MercadoLibre, Inc.	4,611,739 *
25,630,251
Chemicals 1.2%
29,585	Linde PLC	10,930,178
Communications Equipment 0.4%
883,906	Nokia Oyj	3,703,566
Computers 2.0%
1,727,273	Arctic Wolf Networks, Inc.	19,000,003 *#(a)(b)
Electronic Equipment, Instruments & Components 7.7%
387,201	Amphenol Corp. Class A	29,222,059 (c)
41,730	Coherent Corp.	1,424,662 *
159,886	Keysight Technologies, Inc.	23,125,911 *(c)
318,088	Trimble, Inc.	14,981,945 *
15,950	Zebra Technologies Corp. Class A	4,594,079 *
73,348,656
Entertainment 5.5%
203,507	Activision Blizzard, Inc.	15,814,529
89,725	Sea Ltd. ADR	6,834,353 *
106,305	Take-Two Interactive Software, Inc.	13,212,648 *
175,627	Universal Music Group NV	3,836,997
81,705	Walt Disney Co.	8,374,763 *
125,739	Warner Music Group Corp. Class A	3,831,267
51,904,557
Health Care Equipment & Supplies 1.7%
65,485	Dexcom, Inc.	7,945,950 *
12,925	Intuitive Surgical, Inc.	3,893,268 *
76,327	Omnicell, Inc.	4,638,392 *
16,477,610
Hotels, Restaurants & Leisure 3.4%
1,155,203	Entain PLC	21,049,257
121,636	Expedia Group, Inc.	11,428,918 *
32,478,175
Interactive Media & Services 0.8%
10,211	Alphabet, Inc. Class C	1,105,034 *
312,628	ZoomInfo Technologies, Inc.	6,849,680 *
7,954,714
IT Services 6.8%
20,506	Accenture PLC Class A	5,747,627
34,219	EPAM Systems, Inc.	9,664,814 *
114,047	Globant SA	17,890,553 *(c)
24,399	MongoDB, Inc.	5,854,784 *
See Notes to Consolidated Financial Statements

Consolidated Schedule of Investments Next Generation Connectivity Fund Inc.^ (Unaudited)  (cont’d)
Number of Shares		Value
IT Services – cont'd
40,000	Shopify, Inc. Class A	$1,938,000 *
93,134	Snowflake, Inc. Class A	13,791,283 *
1,597,448	Thoughtworks Holding, Inc.	9,952,101 *
64,839,162
Machinery 1.7%
12,500	Deere & Co.	4,725,250
583,302	Epiroc AB Class A	11,685,329
16,410,579
Professional Services 0.9%
44,150	Verisk Analytics, Inc.	8,569,957
Semiconductors & Semiconductor Equipment 25.3%
187,707	Advanced Micro Devices, Inc.	16,775,375 *(c)
95,000	Ambarella, Inc.	5,888,100 *
145,717	Analog Devices, Inc.	26,211,574 (c)
173,850	Applied Materials, Inc.	19,650,265
27,142	ASML Holding NV	17,285,654
140,582	BE Semiconductor Industries NV	12,654,296
64,480	Entegris, Inc.	4,830,842
20,046	Lam Research Corp.	10,505,708
342,269	Lattice Semiconductor Corp.	27,278,839 *
212,039	Marvell Technology, Inc.	8,371,300
57,536	Monolithic Power Systems, Inc.	26,579,906 (c)
77,554	NVIDIA Corp.	21,520,459
42,250	Qorvo, Inc.	3,890,380 *
474,880	Rambus, Inc.	21,056,179 *
76,545	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	6,452,743
63,374	Texas Instruments, Inc.	10,596,133
239,547,753
Software 22.9%
12,599	Adobe, Inc.	4,756,878 *
40,518	ANSYS, Inc.	12,719,411 *
45,474	Atlassian Corp. Class A	6,714,691 *
20,000	Autodesk, Inc.	3,895,800 *
69,099	Bills Holdings, Inc.	5,307,494 *
116,899	Cadence Design Systems, Inc.	24,484,495 *(c)
28,590	Crowdstrike Holdings, Inc. Class A	3,432,229 *
261,352	Datadog, Inc. Class A	17,609,898 *
491,364	Dynatrace, Inc.	20,774,870 *
100,000	Gitlab, Inc. Class A	3,036,000 *
1,456,020	Grammarly, Inc. Class A	26,208,360 *#(a)(b)
19,801	HubSpot, Inc.	8,335,231 *
47,327	Intuit, Inc.	21,010,822
147,831	Palo Alto Networks, Inc.	26,973,244 *
46,942	ServiceNow, Inc.	21,566,094 *
13,000	Workday, Inc. Class A	2,419,820 *
84,549	Zscaler, Inc.	7,617,865 *
216,863,202
See Notes to Consolidated Financial Statements

Consolidated Schedule of Investments Next Generation Connectivity Fund Inc.^ (Unaudited)  (cont’d)
Number of Shares		Value
Wireless Telecommunication Services 1.4%
92,653	T-Mobile U.S., Inc.	$13,332,767 *

Total Common Stocks (Cost $965,257,384)		800,991,130
Preferred Stocks 10.9%
Entertainment 2.6%
219,568	A24 Films LLC(d)	25,000,008 *#(a)(b)
Internet 3.6%
29,000	Fabletics LLC, Series G	29,000,000 *#(a)(b)
103,937	Savage X, Inc., Series C	4,999,993 *#(a)(b)
		33,999,993
IT Services 0.1%
1,009,513	Cybereason, Inc., Series F	464,376 *#(a)(b)
Software 4.6%
27,042	Celonis SE, Series D	9,999,861 *#(a)(b)
451,510	Grammarly, Inc., Series 3	11,834,935 *#(a)(b)
1,393,993	Videoamp, Inc., Series F1	21,999,998 *#(a)(b)
		43,834,794
Total Preferred Stocks (Cost $107,834,415)		103,299,171
Principal Amount
Convertible Bonds 0.9%
Computers 0.5%
$5,000	Arctic Wolf Networks, Inc., 0.00%, due 9/29/2027	5,000,000 #(a)(b)
Semiconductors & Semiconductor Equipment 0.4%
5,164,000	Wolfspeed, Inc., 1.88%, due 12/1/2029	3,813,614 (e)
Total Convertible Bonds (Cost $9,476,832)		8,813,614
Number of Shares

Short-Term Investments 4.8%
Investment Companies 4.8%
45,328,788	State Street Institutional U.S. Government Money Market Fund Premier Class, 4.76%(f) (Cost $45,328,788)	45,328,788
Total Investments 101.0% (Cost $1,127,897,419)		958,432,703
Liabilities Less Other Assets (1.0)%		(9,604,153)(g)
Net Assets Applicable to Common Stockholders 100.0%		$948,828,550

*	Non-income producing security.
(a)	Value determined using significant unobservable inputs.
See Notes to Consolidated Financial Statements

Consolidated Schedule of Investments Next Generation Connectivity Fund Inc.^ (Unaudited)  (cont’d)
(b)
Security fair valued as of April 30, 2023 in accordance with procedures approved by the valuation designee.
Total value of all such securities at April 30, 2023 amounted to $153,507,534, which represents 16.2% of net assets applicable to common stockholders of the Fund.

(c)	All or a portion of this security is pledged as collateral for options written.
(d)	Security represented in Units.
(e)
Securities were purchased under Rule 144A of the Securities Act of 1933, as amended, or are otherwise restricted and, unless registered under the Securities Act of 1933 or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale. At April 30, 2023, these securities amounted to $3,813,614, which represents 0.4% of net assets applicable to common stockholders of the Fund.

(f)	Represents 7-day effective yield as of April 30, 2023.
(g)	Includes the impact of the Fund’s open positions in derivatives at April 30, 2023.
#
These securities have been deemed by Management to be illiquid, and are subject to restrictions on resale. At April 30, 2023, these securities amounted to $153,507,534, which represents 16.2% of net assets applicable to common stockholders of the Fund. Acquisition dates shown with a range, if any, represent securities that were acquired over the period shown in the table.
Restricted Security	Acquisition Date(s)	Acquisition Cost	Value as of 4/30/2023	Fair Value Percentage of Net Assets Applicable to Common Stockholders as of 4/30/2023
A24 Films LLC (Preferred Units)	2/25/2022	$25,000,012	$25,000,008	2.6%
Arctic Wolf Networks, Inc.	12/31/2021	19,000,003	19,000,003	2.0%
Arctic Wolf Networks, Inc. (Convertible Bonds)	9/30/2022	5,000,000	5,000,000	0.5%
Celonis SE (Ser. D Preferred Shares)	10/5/2022	9,999,477	9,999,861	1.1%
Cybereason, Inc. (Ser. F Preferred Shares)	7/13/2021	5,000,000	464,376	0.1%
Fabletics LLC (Ser. G Preferred Shares)	1/10/2022	29,000,000	29,000,000	3.1%
Grammarly, Inc. (Ser. 3 Preferred Shares)	12/23/2021	11,834,935	11,834,935	1.2%
Grammarly, Inc. Class A	12/23/2021	38,165,051	26,208,360	2.8%
Savage X, Inc. (Ser. C Preferred Shares)	11/30/2021	4,999,993	4,999,993	0.5%
Videoamp, Inc. (Ser. F1 Preferred Shares)	1/4/2022	21,999,998	21,999,998	2.3%
Total		$169,999,469	$153,507,534	16.2%
See Notes to Consolidated Financial Statements

Consolidated Schedule of Investments Next Generation Connectivity Fund Inc.^ (Unaudited)  (cont’d)

POSITIONS BY COUNTRY
Country	Investments at Value	Percentage of Net Assets Applicable to Common Stockholders
United States	$806,835,829	85.0%
Netherlands	33,776,947	3.6%
United Kingdom	21,049,257	2.2%
China	16,216,152	1.7%
Sweden	11,685,329	1.2%
Singapore	6,834,353	0.7%
Taiwan	6,452,743	0.7%
Brazil	4,611,739	0.5%
Finland	3,703,566	0.4%
Canada	1,938,000	0.2%
Short-Term Investments and Other Liabilities—Net	35,724,635	3.8%
	$948,828,550	100.0%
See Notes to Consolidated Financial Statements

Consolidated Schedule of Investments Next Generation Connectivity Fund Inc.^ (Unaudited)  (cont’d)
Derivative Instruments
Written option contracts ("options written")
At April 30, 2023, the Fund had outstanding options written as follows:
Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
Calls
Broadline Retail
Alibaba Group Holding Ltd.	50	$(423,450)	$105	5/19/2023	$(1,200)
Alibaba Group Holding Ltd.	28	(237,132)	85	6/16/2023	(15,680)
Alibaba Group Holding Ltd.	27	(228,663)	100	6/16/2023	(4,023)
Alibaba Group Holding Ltd.	48	(406,512)	105	7/21/2023	(8,424)
Alibaba Group Holding Ltd.	26	(220,194)	105	8/18/2023	(6,734)
Alibaba Group Holding Ltd.	28	(237,132)	100	9/15/2023	(12,250)
Alibaba Group Holding Ltd.	23	(194,787)	130	9/15/2023	(2,381)
Alibaba Group Holding Ltd.	27	(228,663)	105	10/20/2023	(11,407)
Etsy, Inc.	46	(464,738)	115	5/19/2023	(8,165)
Etsy, Inc.	24	(242,472)	100	6/16/2023	(21,360)
Etsy, Inc.	18	(181,854)	145	6/16/2023	(567)
Etsy, Inc.	24	(242,472)	110	9/15/2023	(23,760)
Etsy, Inc.	22	(222,266)	130	9/15/2023	(9,405)
Etsy, Inc.	21	(212,163)	140	9/15/2023	(5,702)
Etsy, Inc.	18	(181,854)	175	9/15/2023	(909)
JD.com, Inc.	122	(435,784)	42.5	5/19/2023	(2,928)
JD.com, Inc.	68	(242,896)	35	6/16/2023	(20,536)
JD.com, Inc.	121	(432,212)	42.5	6/16/2023	(7,442)
JD.com, Inc.	42	(150,024)	65	6/16/2023	(231)
JD.com, Inc.	66	(235,752)	40	9/15/2023	(18,249)
JD.com, Inc.	61	(217,892)	47.5	9/15/2023	(7,137)
JD.com, Inc.	51	(182,172)	55	9/15/2023	(2,856)
JD.com, Inc.	43	(153,596)	70	9/15/2023	(839)
MercadoLibre, Inc.	4	(510,996)	1,360	5/19/2023	(11,820)
MercadoLibre, Inc.	2	(255,498)	1,250	6/16/2023	(19,890)
MercadoLibre, Inc.	2	(255,498)	1,430	8/18/2023	(14,430)
MercadoLibre, Inc.	2	(255,498)	1,420	9/15/2023	(17,980)
MercadoLibre, Inc.	2	(255,498)	1,440	9/15/2023	(16,460)
MercadoLibre, Inc.	2	(255,498)	1,480	9/15/2023	(14,280)
					(287,045)
Chemicals
Linde PLC	14	(517,230)	375	5/19/2023	(5,740)
Linde PLC	6	(221,670)	365	6/16/2023	(8,430)
Linde PLC	7	(258,615)	380	6/16/2023	(4,305)
Linde PLC	14	(517,230)	375	7/21/2023	(17,290)
Linde PLC	15	(554,175)	395	7/21/2023	(7,125)
Linde PLC	7	(258,615)	400	10/20/2023	(7,665)
Linde PLC	7	(258,615)	410	10/20/2023	(5,495)
					(56,050)
See Notes to Consolidated Financial Statements

Consolidated Schedule of Investments Next Generation Connectivity Fund Inc.^ (Unaudited)  (cont’d)
Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
Communications Equipment
Nokia Oyj	1,014	$(424,866)	$5	5/19/2023	$(1,014)
Nokia Oyj	995	(416,905)	5.5	7/21/2023	(1,493)
Nokia Oyj	525	(219,975)	6	7/21/2023	(788)
Nokia Oyj	1,044	(437,436)	5.5	10/20/2023	(5,742)
					(9,037)
Electronic Equipment, Instruments & Components
Amphenol Corp.	200	(1,509,400)	80	5/19/2023	(4,000)
Amphenol Corp.	32	(241,504)	75	6/16/2023	(8,640)
Amphenol Corp.	63	(475,461)	80	7/21/2023	(8,190)
Amphenol Corp.	31	(233,957)	85	7/21/2023	(1,163)
Amphenol Corp.	30	(226,410)	90	7/21/2023	(450)(a)(b)
Amphenol Corp.	31	(233,957)	100	7/21/2023	—(a)(b)
Amphenol Corp.	62	(467,914)	90	10/20/2023	(4,030)
Coherent Corp.	200	(682,800)	30	5/19/2023	(97,000)
Coherent Corp.	200	(682,800)	35	5/19/2023	(28,000)
Keysight Technologies, Inc.	32	(462,848)	165	5/19/2023	(800)
Keysight Technologies, Inc.	217	(3,138,688)	140	6/16/2023	(202,895)
Keysight Technologies, Inc.	31	(448,384)	165	6/16/2023	(1,473)
Keysight Technologies, Inc.	13	(188,032)	200	6/16/2023	(65)
Keysight Technologies, Inc.	16	(231,424)	175	8/18/2023	(1,280)
Keysight Technologies, Inc.	16	(231,424)	185	8/18/2023	(840)(a)(b)
Keysight Technologies, Inc.	14	(202,496)	220	8/18/2023	—(a)(b)
Keysight Technologies, Inc.	15	(216,960)	185	12/15/2023	(3,075)
Trimble, Inc.	100	(471,000)	50	5/19/2023	(6,250)
Trimble, Inc.	44	(207,240)	60	5/19/2023	(440)(a)(b)
Trimble, Inc.	52	(244,920)	45	6/16/2023	(17,810)
Trimble, Inc.	100	(471,000)	50	8/18/2023	(25,000)
Trimble, Inc.	100	(471,000)	55	8/18/2023	(10,000)
Trimble, Inc.	46	(216,660)	60	8/18/2023	(2,185)
Trimble, Inc.	31	(146,010)	75	8/18/2023	(853)
Zebra Technologies Corp.	9	(259,227)	290	5/19/2023	(10,890)
Zebra Technologies Corp.	16	(460,848)	320	5/19/2023	(3,960)
Zebra Technologies Corp.	8	(230,424)	280	6/16/2023	(17,520)
Zebra Technologies Corp.	8	(230,424)	330	8/18/2023	(8,000)
Zebra Technologies Corp.	8	(230,424)	340	8/18/2023	(6,000)
Zebra Technologies Corp.	8	(230,424)	410	8/18/2023	(540)
Zebra Technologies Corp.	8	(230,424)	360	12/15/2023	(9,640)
					(480,989)
Entertainment
Activision Blizzard, Inc.	58	(450,718)	90	5/19/2023	(290)
Activision Blizzard, Inc.	30	(233,130)	77.5	6/16/2023	(8,745)
Activision Blizzard, Inc.	32	(248,672)	85	6/16/2023	(2,240)
Activision Blizzard, Inc.	57	(442,947)	90	7/21/2023	(3,477)
Activision Blizzard, Inc.	295	(2,292,445)	90	8/18/2023	(32,745)
Activision Blizzard, Inc.	29	(225,359)	95	8/18/2023	(1,436)
Sea Ltd.	57	(434,169)	90	5/19/2023	(3,249)
See Notes to Consolidated Financial Statements

Consolidated Schedule of Investments Next Generation Connectivity Fund Inc.^ (Unaudited)  (cont’d)
Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
Entertainment (cont’d)
Sea Ltd.	38	$(289,446)	$70	6/16/2023	$(38,760)
Sea Ltd.	31	(236,127)	75	6/16/2023	(22,397)
Sea Ltd.	58	(441,786)	90	6/16/2023	(11,165)
Sea Ltd.	37	(281,829)	75	8/18/2023	(38,665)
Sea Ltd.	37	(281,829)	85	8/18/2023	(22,662)
Sea Ltd.	58	(441,786)	95	8/18/2023	(19,430)
Take-Two Interactive Software, Inc.	41	(509,589)	125	5/19/2023	(20,397)
Take-Two Interactive Software, Inc.	23	(285,867)	115	6/16/2023	(29,842)
Take-Two Interactive Software, Inc.	60	(745,740)	125	6/16/2023	(38,700)
Take-Two Interactive Software, Inc.	85	(1,056,465)	135	9/15/2023	(59,075)
Walt Disney Co.	50	(512,500)	105	5/19/2023	(12,150)
Walt Disney Co.	24	(246,000)	100	6/16/2023	(15,240)
Walt Disney Co.	26	(266,500)	105	6/16/2023	(9,360)
Walt Disney Co.	49	(502,250)	105	7/21/2023	(23,887)
Walt Disney Co.	51	(522,750)	110	9/15/2023	(25,882)
Walt Disney Co.	23	(235,750)	130	9/15/2023	(1,852)
Walt Disney Co.	24	(246,000)	120	10/20/2023	(6,828)
Warner Music Group Corp.	75	(228,525)	31	6/16/2023	(9,187)
Warner Music Group Corp.	76	(231,572)	36	7/21/2023	(16,150)
Warner Music Group Corp.	71	(216,337)	38	7/21/2023	(12,247)(a)(b)
Warner Music Group Corp.	79	(240,713)	36	10/20/2023	(7,900)
Warner Music Group Corp.	77	(234,619)	37	10/20/2023	(6,738)
Warner Music Group Corp.	68	(207,196)	44	10/20/2023	(2,210)
					(502,906)
Health Care Equipment & Supplies
Dexcom, Inc.	43	(521,762)	120	5/19/2023	(19,565)
Dexcom, Inc.	43	(521,762)	120	6/16/2023	(29,670)
Dexcom, Inc.	19	(230,546)	125	6/16/2023	(8,360)
Dexcom, Inc.	20	(242,680)	135	6/16/2023	(2,450)
Dexcom, Inc.	21	(254,814)	125	9/15/2023	(21,945)
Dexcom, Inc.	45	(546,030)	130	9/15/2023	(37,125)
Dexcom, Inc.	21	(254,814)	135	9/15/2023	(13,440)
Intuitive Surgical, Inc.	20	(887,900)	270	5/19/2023	(63,700)
Intuitive Surgical, Inc.	8	(355,160)	290	6/16/2023	(15,000)
Intuitive Surgical, Inc.	9	(399,555)	310	6/16/2023	(6,570)
Intuitive Surgical, Inc.	9	(399,555)	290	7/21/2023	(21,825)
Intuitive Surgical, Inc.	10	(443,950)	285	10/20/2023	(37,250)
Omnicell, Inc.	86	(522,622)	60	5/19/2023	(33,325)
Omnicell, Inc.	39	(237,003)	60	6/16/2023	(18,915)
Omnicell, Inc.	43	(261,311)	65	8/18/2023	(18,920)
Omnicell, Inc.	83	(504,391)	70	8/18/2023	(23,655)
Omnicell, Inc.	44	(267,388)	65	12/15/2023	(28,600)
					(400,315)
Hotels, Restaurants & Leisure
Expedia Group, Inc.	54	(507,384)	95	5/19/2023	(23,625)
Expedia Group, Inc.	26	(244,296)	95	6/16/2023	(14,950)
See Notes to Consolidated Financial Statements

Consolidated Schedule of Investments Next Generation Connectivity Fund Inc.^ (Unaudited)  (cont’d)
Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
Hotels, Restaurants & Leisure (cont’d)
Expedia Group, Inc.	26	$(244,296)	$100	6/16/2023	$(9,490)
Expedia Group, Inc.	53	(497,988)	95	7/21/2023	(38,292)
Expedia Group, Inc.	27	(253,692)	100	7/21/2023	(13,365)
Expedia Group, Inc.	21	(197,316)	145	7/21/2023	(294)
Expedia Group, Inc.	26	(244,296)	110	10/20/2023	(14,235)
Expedia Group, Inc.	23	(216,108)	125	10/20/2023	(5,026)
					(119,277)
Interactive Media & Services
Alphabet, Inc.	25	(270,550)	107.5	6/16/2023	(12,687)
Alphabet, Inc.	24	(259,728)	130	9/15/2023	(3,780)
Alphabet, Inc.	26	(281,372)	110	10/20/2023	(24,245)
ZoomInfo Technologies, Inc.	212	(464,492)	25	5/19/2023	(7,950)
ZoomInfo Technologies, Inc.	109	(238,819)	22.5	6/16/2023	(16,895)
ZoomInfo Technologies, Inc.	78	(170,898)	35	6/16/2023	(390)(a)(b)
ZoomInfo Technologies, Inc.	318	(696,738)	25	7/21/2023	(33,390)
ZoomInfo Technologies, Inc.	87	(190,617)	35	7/21/2023	—(a)(b)
ZoomInfo Technologies, Inc.	104	(227,864)	27.5	10/20/2023	(14,820)
ZoomInfo Technologies, Inc.	95	(208,145)	30	10/20/2023	(8,787)
					(122,944)
IT Services
Accenture PLC	17	(476,493)	300	5/19/2023	(468)
Accenture PLC	9	(252,261)	275	6/16/2023	(11,475)
Accenture PLC	17	(476,493)	295	6/16/2023	(4,760)
Accenture PLC	8	(224,232)	330	6/16/2023	(32)(a)(b)
Accenture PLC	18	(504,522)	310	8/18/2023	(7,020)
Accenture PLC	9	(252,261)	315	8/18/2023	(2,588)
Accenture PLC	9	(252,261)	350	8/18/2023	(180)
EPAM Systems, Inc.	17	(480,148)	300	5/19/2023	(8,415)
EPAM Systems, Inc.	9	(254,196)	280	6/16/2023	(15,840)
EPAM Systems, Inc.	7	(197,708)	400	6/16/2023	(35)(a)(b)
EPAM Systems, Inc.	17	(480,148)	300	7/21/2023	(22,525)
EPAM Systems, Inc.	8	(225,952)	330	7/21/2023	(3,440)
EPAM Systems, Inc.	9	(254,196)	330	10/20/2023	(13,050)
EPAM Systems, Inc.	8	(225,952)	360	10/20/2023	(5,640)
EPAM Systems, Inc.	7	(197,708)	440	10/20/2023	(805)
Globant SA	33	(517,671)	160	5/19/2023	(16,665)
Globant SA	13	(203,931)	200	5/19/2023	(1,378)(a)(b)
Globant SA	16	(250,992)	150	6/16/2023	(22,960)
Globant SA	33	(517,671)	155	8/18/2023	(57,420)
Globant SA	15	(235,305)	175	8/18/2023	(13,575)
Globant SA	16	(250,992)	180	8/18/2023	(11,760)
Globant SA	14	(219,618)	200	8/18/2023	(4,690)
Globant SA	15	(235,305)	210	8/18/2023	(3,338)
MongoDB, Inc.	23	(551,908)	230	5/19/2023	(43,067)
MongoDB, Inc.	23	(551,908)	220	6/16/2023	(82,627)
MongoDB, Inc.	12	(287,952)	230	6/16/2023	(35,940)
See Notes to Consolidated Financial Statements

Consolidated Schedule of Investments Next Generation Connectivity Fund Inc.^ (Unaudited)  (cont’d)
Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
IT Services (cont’d)
MongoDB, Inc.	10	$(239,960)	$240	6/16/2023	$(24,650)
MongoDB, Inc.	11	(263,956)	250	8/18/2023	(32,065)
MongoDB, Inc.	22	(527,912)	260	8/18/2023	(55,275)
MongoDB, Inc.	11	(263,956)	290	8/18/2023	(17,132)
Shopify, Inc.	400	(1,938,000)	45	5/19/2023	(206,000)
Snowflake, Inc.	33	(488,664)	160	5/19/2023	(8,300)
Snowflake, Inc.	16	(236,928)	150	6/16/2023	(19,040)
Snowflake, Inc.	16	(236,928)	170	6/16/2023	(7,720)
Snowflake, Inc.	34	(503,472)	150	7/21/2023	(51,510)
Snowflake, Inc.	17	(251,736)	155	8/18/2023	(26,520)
Snowflake, Inc.	18	(266,544)	160	8/18/2023	(24,435)
Snowflake, Inc.	17	(251,736)	165	8/18/2023	(19,932)
Snowflake, Inc.	15	(222,120)	210	8/18/2023	(4,193)
Thoughtworks Holding, Inc.	1,033	(643,559)	7.5	7/21/2023	(33,572)
Thoughtworks Holding, Inc.	470	(292,810)	12.5	7/21/2023	—(a)(b)
Thoughtworks Holding, Inc.	313	(194,999)	10	10/20/2023	—(a)(b)
					(920,037)
Machinery
Deere & Co.	13	(491,426)	410	5/19/2023	(2,256)
Deere & Co.	6	(226,812)	380	6/16/2023	(9,810)
Deere & Co.	6	(226,812)	480	6/16/2023	(162)
Deere & Co.	6	(226,812)	420	9/15/2023	(7,470)
Deere & Co.	6	(226,812)	460	9/15/2023	(2,610)
Deere & Co.	6	(226,812)	480	9/15/2023	(1,431)
Deere & Co.	6	(226,812)	490	9/15/2023	(1,086)
					(24,825)
Professional Services
Verisk Analytics, Inc.	26	(504,686)	200	5/19/2023	(7,605)
Verisk Analytics, Inc.	12	(232,932)	190	6/16/2023	(12,000)
Verisk Analytics, Inc.	26	(504,686)	200	6/16/2023	(11,830)
Verisk Analytics, Inc.	13	(252,343)	210	6/16/2023	(1,950)
Verisk Analytics, Inc.	27	(524,097)	210	9/15/2023	(16,605)
Verisk Analytics, Inc.	14	(271,754)	220	9/15/2023	(4,690)
					(54,680)
Semiconductors & Semiconductor Equipment
Advanced Micro Devices, Inc.	153	(1,367,361)	100	5/19/2023	(14,841)
Advanced Micro Devices, Inc.	34	(303,858)	80	6/16/2023	(41,905)
Advanced Micro Devices, Inc.	28	(250,236)	85	6/16/2023	(24,710)
Advanced Micro Devices, Inc.	53	(473,661)	95	7/21/2023	(28,885)
Advanced Micro Devices, Inc.	27	(241,299)	100	7/21/2023	(10,125)
Advanced Micro Devices, Inc.	30	(268,110)	105	9/15/2023	(14,400)
Advanced Micro Devices, Inc.	24	(214,488)	120	9/15/2023	(4,812)
Advanced Micro Devices, Inc.	30	(268,110)	95	10/20/2023	(28,800)
Ambarella, Inc.	36	(223,128)	65	6/16/2023	(14,400)
Ambarella, Inc.	36	(223,128)	77.5	8/18/2023	(7,110)
Analog Devices, Inc.	26	(467,688)	200	5/19/2023	(260)
See Notes to Consolidated Financial Statements

Consolidated Schedule of Investments Next Generation Connectivity Fund Inc.^ (Unaudited)  (cont’d)
Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
Semiconductors & Semiconductor Equipment (cont’d)
Analog Devices, Inc.	13	$(233,844)	$180	6/16/2023	$(9,425)
Analog Devices, Inc.	50	(899,400)	190	6/16/2023	(15,250)
Analog Devices, Inc.	14	(251,832)	195	6/16/2023	(2,485)
Analog Devices, Inc.	26	(467,688)	200	6/16/2023	(2,600)
Analog Devices, Inc.	27	(485,676)	210	9/15/2023	(7,493)
Analog Devices, Inc.	26	(467,688)	220	9/15/2023	(3,770)
Applied Materials, Inc.	43	(486,029)	120	5/19/2023	(6,386)
Applied Materials, Inc.	21	(237,363)	110	6/16/2023	(16,800)
Applied Materials, Inc.	22	(248,666)	125	6/16/2023	(3,993)
Applied Materials, Inc.	43	(486,029)	120	7/21/2023	(21,392)
Applied Materials, Inc.	22	(248,666)	125	7/21/2023	(7,315)
Applied Materials, Inc.	41	(463,423)	145	9/15/2023	(7,032)
Applied Materials, Inc.	21	(237,363)	140	10/20/2023	(7,088)
ASML Holding NV	8	(509,488)	690	5/19/2023	(1,860)
ASML Holding NV	4	(254,744)	610	6/16/2023	(18,940)
ASML Holding NV	4	(254,744)	690	6/16/2023	(3,960)
ASML Holding NV	7	(445,802)	700	7/21/2023	(11,900)
ASML Holding NV	4	(254,744)	740	9/15/2023	(7,240)
ASML Holding NV	4	(254,744)	780	9/15/2023	(4,240)
ASML Holding NV	4	(254,744)	820	9/15/2023	(2,500)
ASML Holding NV	4	(254,744)	720	10/20/2023	(12,180)
Entegris, Inc.	66	(494,472)	80	5/19/2023	(10,560)
Entegris, Inc.	34	(254,728)	70	6/16/2023	(27,880)
Entegris, Inc.	33	(247,236)	80	6/16/2023	(9,900)
Entegris, Inc.	34	(254,728)	80	8/18/2023	(18,870)
Entegris, Inc.	30	(224,760)	95	8/18/2023	(4,575)
Entegris, Inc.	28	(209,776)	100	8/18/2023	(2,730)
Entegris, Inc.	29	(217,268)	105	8/18/2023	(1,668)
Lam Research Corp.	10	(524,080)	520	5/19/2023	(19,900)
Lam Research Corp.	5	(262,040)	500	6/16/2023	(21,612)
Lam Research Corp.	10	(524,080)	520	6/16/2023	(30,850)
Lam Research Corp.	5	(262,040)	545	9/15/2023	(21,587)
Lam Research Corp.	5	(262,040)	570	9/15/2023	(16,312)
Lam Research Corp.	5	(262,040)	610	9/15/2023	(9,987)
Lattice Semiconductor Corp.	54	(430,380)	95	5/19/2023	(2,430)
Lattice Semiconductor Corp.	33	(263,010)	80	6/16/2023	(18,810)
Lattice Semiconductor Corp.	28	(223,160)	85	6/16/2023	(9,800)
Lattice Semiconductor Corp.	100	(797,000)	90	6/16/2023	(20,000)
Lattice Semiconductor Corp.	155	(1,235,350)	95	6/16/2023	(15,500)
Lattice Semiconductor Corp.	59	(470,230)	100	9/15/2023	(17,257)
Lattice Semiconductor Corp.	26	(207,220)	110	9/15/2023	(4,095)
Lattice Semiconductor Corp.	27	(215,190)	105	11/17/2023	(10,867)
Marvell Technology, Inc.	125	(493,500)	42.5	5/19/2023	(6,750)
Marvell Technology, Inc.	63	(248,724)	37.5	6/16/2023	(25,830)
Marvell Technology, Inc.	123	(485,604)	42.5	6/16/2023	(20,049)
Marvell Technology, Inc.	56	(221,088)	47.5	6/16/2023	(2,828)
See Notes to Consolidated Financial Statements

Consolidated Schedule of Investments Next Generation Connectivity Fund Inc.^ (Unaudited)  (cont’d)
Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
Semiconductors & Semiconductor Equipment (cont’d)
Marvell Technology, Inc.	61	$(240,828)	$45	8/18/2023	$(12,993)
Marvell Technology, Inc.	114	(450,072)	50	9/15/2023	(17,100)
Marvell Technology, Inc.	54	(213,192)	55	9/15/2023	(4,239)
Monolithic Power Systems, Inc.	11	(508,167)	500	5/19/2023	(6,820)
Monolithic Power Systems, Inc.	20	(923,940)	510	5/19/2023	(9,700)
Monolithic Power Systems, Inc.	6	(277,182)	440	6/16/2023	(27,000)
Monolithic Power Systems, Inc.	5	(230,985)	450	6/16/2023	(19,350)
Monolithic Power Systems, Inc.	10	(461,970)	500	6/16/2023	(15,550)
Monolithic Power Systems, Inc.	5	(230,985)	520	9/15/2023	(15,375)
Monolithic Power Systems, Inc.	6	(277,182)	560	9/15/2023	(11,550)
Monolithic Power Systems, Inc.	10	(461,970)	600	9/15/2023	(11,350)
NVIDIA Corp.	19	(527,231)	280	5/19/2023	(16,530)
NVIDIA Corp.	13	(360,737)	200	6/16/2023	(104,195)
NVIDIA Corp.	9	(249,741)	270	6/16/2023	(20,857)
NVIDIA Corp.	18	(499,482)	280	7/21/2023	(42,705)
NVIDIA Corp.	9	(249,741)	295	8/18/2023	(19,035)
NVIDIA Corp.	12	(332,988)	255	9/15/2023	(56,400)
NVIDIA Corp.	10	(277,490)	275	9/15/2023	(35,325)
NVIDIA Corp.	9	(249,741)	315	9/15/2023	(16,515)
Qorvo, Inc.	52	(478,816)	100	5/19/2023	(5,200)
Qorvo, Inc.	26	(239,408)	105	8/18/2023	(8,190)
Qorvo, Inc.	48	(441,984)	120	8/18/2023	(3,720)
Rambus, Inc.	64	(283,776)	41	5/19/2023	(27,520)
Rambus, Inc.	200	(886,800)	45	5/19/2023	(35,000)
Rambus, Inc.	250	(1,108,500)	47	5/19/2023	(24,375)
Rambus, Inc.	101	(447,834)	50	5/19/2023	(3,788)
Rambus, Inc.	52	(230,568)	45	6/16/2023	(13,130)
Rambus, Inc.	300	(1,330,200)	50	8/18/2023	(59,250)
Rambus, Inc.	162	(718,308)	55	8/18/2023	(14,985)
Rambus, Inc.	56	(248,304)	50	11/17/2023	(19,320)
Taiwan Semiconductor Manufacturing Co. Ltd.	55	(463,650)	95	5/19/2023	(440)
Taiwan Semiconductor Manufacturing Co. Ltd.	29	(244,470)	80	6/16/2023	(18,922)
Taiwan Semiconductor Manufacturing Co. Ltd.	30	(252,900)	90	6/16/2023	(4,110)
Taiwan Semiconductor Manufacturing Co. Ltd.	82	(691,260)	95	7/21/2023	(11,070)
Taiwan Semiconductor Manufacturing Co. Ltd.	26	(219,180)	110	9/15/2023	(1,248)
Taiwan Semiconductor Manufacturing Co. Ltd.	27	(227,610)	115	9/15/2023	(743)
Taiwan Semiconductor Manufacturing Co. Ltd.	27	(227,610)	105	10/20/2023	(3,659)
Texas Instruments, Inc.	28	(468,160)	185	5/19/2023	(112)
Texas Instruments, Inc.	14	(234,080)	165	6/16/2023	(9,695)
Texas Instruments, Inc.	14	(234,080)	195	6/16/2023	(147)
Texas Instruments, Inc.	27	(451,440)	185	7/21/2023	(4,091)
See Notes to Consolidated Financial Statements

Consolidated Schedule of Investments Next Generation Connectivity Fund Inc.^ (Unaudited)  (cont’d)
Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
Semiconductors & Semiconductor Equipment (cont’d)
Texas Instruments, Inc.	14	$(234,080)	$195	7/21/2023	$(644)
Texas Instruments, Inc.	14	(234,080)	210	9/15/2023	(714)
Texas Instruments, Inc.	14	(234,080)	220	9/15/2023	(315)
Texas Instruments, Inc.	14	(234,080)	200	10/20/2023	(2,821)
					(1,450,542)
Software
Adobe, Inc.	13	(490,828)	405	5/19/2023	(1,463)
Adobe, Inc.	7	(264,292)	360	6/16/2023	(20,632)
Adobe, Inc.	7	(264,292)	380	6/16/2023	(11,760)
Adobe, Inc.	13	(490,828)	400	7/21/2023	(17,485)
Adobe, Inc.	7	(264,292)	415	7/21/2023	(5,880)
Adobe, Inc.	6	(226,536)	470	7/21/2023	(672)
Adobe, Inc.	7	(264,292)	400	10/20/2023	(18,550)
Adobe, Inc.	7	(264,292)	430	10/20/2023	(10,570)
ANSYS, Inc.	15	(470,880)	340	5/19/2023	(4,575)
ANSYS, Inc.	8	(251,136)	310	6/16/2023	(13,760)
ANSYS, Inc.	9	(282,528)	290	7/21/2023	(31,950)
ANSYS, Inc.	9	(282,528)	330	7/21/2023	(10,305)
ANSYS, Inc.	15	(470,880)	340	7/21/2023	(12,225)
ANSYS, Inc.	8	(251,136)	350	7/21/2023	(4,960)
ANSYS, Inc.	16	(502,272)	360	10/20/2023	(19,280)
Atlassian Corp.	30	(442,980)	170	5/19/2023	(10,350)
Atlassian Corp.	16	(236,256)	150	6/16/2023	(21,200)
Atlassian Corp.	47	(694,002)	165	6/16/2023	(35,015)
Atlassian Corp.	16	(236,256)	180	9/15/2023	(17,600)
Atlassian Corp.	15	(221,490)	185	9/15/2023	(14,625)
Atlassian Corp.	28	(413,448)	210	9/15/2023	(14,420)
Autodesk, Inc.	12	(233,748)	190	6/16/2023	(16,380)
Bills Holdings, Inc.	64	(491,584)	80	5/19/2023	(38,720)
Bills Holdings, Inc.	20	(153,620)	135	5/19/2023	(400)
Bills Holdings, Inc.	31	(238,111)	75	6/16/2023	(31,155)
Bills Holdings, Inc.	65	(499,265)	80	8/18/2023	(77,025)
Bills Holdings, Inc.	65	(499,265)	85	8/18/2023	(64,350)
Bills Holdings, Inc.	27	(207,387)	105	8/18/2023	(12,555)
Bills Holdings, Inc.	21	(161,301)	150	8/18/2023	(1,838)
Cadence Design Systems, Inc.	14	(293,230)	190	5/19/2023	(29,890)
Cadence Design Systems, Inc.	50	(1,047,250)	200	5/19/2023	(58,250)
Cadence Design Systems, Inc.	22	(460,790)	210	5/19/2023	(9,900)
Cadence Design Systems, Inc.	24	(502,680)	220	5/19/2023	(2,760)
Cadence Design Systems, Inc.	12	(251,340)	200	6/16/2023	(17,280)
Cadence Design Systems, Inc.	23	(481,735)	220	8/18/2023	(20,240)
Cadence Design Systems, Inc.	26	(544,570)	230	8/18/2023	(13,520)
Cadence Design Systems, Inc.	23	(481,735)	240	8/18/2023	(6,440)
Crowdstrike Holdings, Inc.	38	(456,190)	140	5/19/2023	(1,197)
Crowdstrike Holdings, Inc.	18	(216,090)	150	7/21/2023	(3,996)
Crowdstrike Holdings, Inc.	19	(228,095)	150	10/20/2023	(12,065)
See Notes to Consolidated Financial Statements

Consolidated Schedule of Investments Next Generation Connectivity Fund Inc.^ (Unaudited)  (cont’d)
Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
Software (cont’d)
Crowdstrike Holdings, Inc.	18	$(216,090)	$160	10/20/2023	$(7,875)
Datadog, Inc.	74	(498,612)	70	5/19/2023	(25,530)
Datadog, Inc.	33	(222,354)	70	6/16/2023	(16,830)
Datadog, Inc.	30	(202,140)	90	6/16/2023	(1,845)
Datadog, Inc.	74	(498,612)	70	7/21/2023	(49,025)
Datadog, Inc.	30	(202,140)	105	7/21/2023	(1,110)
Datadog, Inc.	36	(242,568)	75	8/18/2023	(22,770)
Datadog, Inc.	36	(242,568)	80	10/20/2023	(23,850)
Datadog, Inc.	32	(215,616)	90	10/20/2023	(13,120)
Dynatrace, Inc.	120	(507,360)	45	5/19/2023	(10,200)
Dynatrace, Inc.	57	(240,996)	40	6/16/2023	(23,085)
Dynatrace, Inc.	180	(761,040)	45	6/16/2023	(25,650)
Dynatrace, Inc.	121	(511,588)	45	8/18/2023	(34,787)
Dynatrace, Inc.	57	(240,996)	50	8/18/2023	(7,410)
Dynatrace, Inc.	57	(240,996)	55	8/18/2023	(2,708)
Gitlab, Inc.	73	(221,628)	35	7/21/2023	(17,155)
Gitlab, Inc.	67	(203,412)	45	10/20/2023	(12,562)
HubSpot, Inc.	12	(505,140)	430	5/19/2023	(21,900)
HubSpot, Inc.	8	(336,760)	350	6/16/2023	(64,240)
HubSpot, Inc.	6	(252,570)	410	6/16/2023	(22,320)
HubSpot, Inc.	12	(505,140)	430	6/16/2023	(31,320)
HubSpot, Inc.	13	(547,235)	460	9/15/2023	(49,725)
HubSpot, Inc.	12	(505,140)	470	9/15/2023	(40,140)
Intuit, Inc.	11	(488,345)	460	5/19/2023	(8,030)
Intuit, Inc.	6	(266,370)	420	6/16/2023	(23,640)
Intuit, Inc.	30	(1,331,850)	430	6/16/2023	(97,350)
Intuit, Inc.	6	(266,370)	470	6/16/2023	(7,500)
Intuit, Inc.	11	(488,345)	470	7/21/2023	(20,185)
Intuit, Inc.	6	(266,370)	490	7/21/2023	(7,350)
Intuit, Inc.	6	(266,370)	540	7/21/2023	(2,130)
Intuit, Inc.	6	(266,370)	480	10/20/2023	(18,210)
Intuit, Inc.	6	(266,370)	490	10/20/2023	(15,540)
Palo Alto Networks, Inc.	25	(456,150)	210	5/19/2023	(775)
Palo Alto Networks, Inc.	15	(273,690)	175	6/16/2023	(22,425)
Palo Alto Networks, Inc.	13	(237,198)	185	6/16/2023	(11,862)
Palo Alto Networks, Inc.	50	(912,300)	190	6/16/2023	(33,875)
Palo Alto Networks, Inc.	25	(456,150)	200	6/16/2023	(8,625)
Palo Alto Networks, Inc.	16	(291,936)	200	9/15/2023	(15,720)
Palo Alto Networks, Inc.	26	(474,396)	220	9/15/2023	(11,115)
Palo Alto Networks, Inc.	13	(237,198)	230	9/15/2023	(3,484)
ServiceNow, Inc.	11	(505,362)	500	5/19/2023	(2,393)
ServiceNow, Inc.	5	(229,710)	450	6/16/2023	(14,825)
ServiceNow, Inc.	6	(275,652)	470	6/16/2023	(11,250)
ServiceNow, Inc.	10	(459,420)	490	6/16/2023	(10,850)
ServiceNow, Inc.	12	(551,304)	520	8/18/2023	(20,100)
ServiceNow, Inc.	5	(229,710)	530	8/18/2023	(7,025)
See Notes to Consolidated Financial Statements

Consolidated Schedule of Investments Next Generation Connectivity Fund Inc.^ (Unaudited)  (cont’d)
Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
Software (cont’d)
ServiceNow, Inc.	5	$(229,710)	$580	8/18/2023	$(2,550)
Zscaler, Inc.	48	(432,480)	110	5/19/2023	(1,032)
Zscaler, Inc.	80	(720,800)	115	5/19/2023	(920)
Zscaler, Inc.	20	(180,200)	135	5/19/2023	(70)
Zscaler, Inc.	25	(225,250)	95	6/16/2023	(14,812)
Zscaler, Inc.	47	(423,470)	110	7/21/2023	(15,275)
Zscaler, Inc.	23	(207,230)	120	8/18/2023	(5,566)
Zscaler, Inc.	22	(198,220)	130	8/18/2023	(2,926)
Zscaler, Inc.	20	(180,200)	145	8/18/2023	(1,100)
Zscaler, Inc.	19	(171,190)	165	8/18/2023	(399)
					(1,659,304)
Wireless Telecommunication Services
T-Mobile U.S., Inc.	34	(489,260)	155	5/19/2023	(255)
T-Mobile U.S., Inc.	16	(230,240)	150	6/16/2023	(2,624)
T-Mobile U.S., Inc.	50	(719,500)	155	6/16/2023	(2,750)
T-Mobile U.S., Inc.	50	(719,500)	165	8/18/2023	(4,625)
T-Mobile U.S., Inc.	17	(244,630)	175	8/18/2023	(442)
					(10,696)
Total calls					$(6,098,647)
Puts
Broadline Retail
Amazon.com, Inc.	200	(2,109,000)	100	5/19/2023	(24,100)
Amazon.com, Inc.	250	(2,636,250)	105	7/21/2023	(138,500)
					(162,600)
Interactive Media & Services
ZoomInfo Technologies, Inc.	500	(1,095,500)	20	6/16/2023	(47,500)
IT Services
MongoDB, Inc.	30	(719,880)	200	5/19/2023	(5,145)
Snowflake, Inc.	80	(1,184,640)	130	5/19/2023	(10,960)
Snowflake, Inc.	80	(1,184,640)	130	6/16/2023	(40,800)
					(56,905)
Machinery
Deere & Co.	40	(1,512,080)	390	6/16/2023	(83,800)
Semiconductors & Semiconductor Equipment
Ambarella, Inc.	161	(997,878)	60	6/16/2023	(66,010)
Ambarella, Inc.	250	(1,549,500)	72.5	6/16/2023	(296,250)
Analog Devices, Inc.	55	(989,340)	175	6/16/2023	(27,775)
Lam Research Corp.	40	(2,096,320)	500	6/16/2023	(67,400)
Lam Research Corp.	50	(2,620,400)	520	6/16/2023	(121,500)
Lattice Semiconductor Corp.	122	(972,340)	80	6/16/2023	(64,050)
Micron Technology, Inc.	400	(2,574,400)	57.5	6/16/2023	(40,600)
Micron Technology, Inc.	450	(2,896,200)	57.5	7/21/2023	(86,625)
Monolithic Power Systems, Inc.	22	(1,016,334)	440	6/16/2023	(43,780)
See Notes to Consolidated Financial Statements

Consolidated Schedule of Investments Next Generation Connectivity Fund Inc.^ (Unaudited)  (cont’d)
Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
Semiconductors & Semiconductor Equipment (cont’d)
ON Semiconductor Corp.	141	$(1,014,636)	$65	6/16/2023	$(30,174)
Rambus, Inc.	300	(1,330,200)	46	6/16/2023	(105,000)
Texas Instruments, Inc.	58	(969,760)	165	6/16/2023	(28,275)
					(977,439)
Software
Autodesk, Inc.	100	(1,947,900)	200	5/19/2023	(77,500)
Gitlab, Inc.	350	(1,062,600)	30	6/16/2023	(105,875)
Microsoft Corp.	80	(2,458,080)	270	5/19/2023	(3,080)
Microsoft Corp.	70	(2,150,820)	280	5/19/2023	(5,075)
Workday, Inc.	200	(3,722,800)	190	5/19/2023	(138,000)
					(329,530)
Total puts					$(1,657,774)
Total options written (premium received $12,039,630)					$(7,756,421)

(a)	Value determined using significant unobservable inputs.
(b)	Security fair valued as of April 30, 2023 in accordance with procedures approved by the valuation designee.
For the six months ended April 30, 2023, the average market value for the months where the Fund had options written outstanding was $(7,887,762). At April 30, 2023, the Fund had securities pledged in the amount of $77,520,900 to cover collateral requirements for options written.
The following is a summary, categorized by Level (see Note A of the Notes to Consolidated Financial Statements), of inputs used to value the Fund’s investments as of April 30, 2023:
Asset Valuation Inputs	Level 1	Level 2	Level 3(a)	Total
Investments:
Common Stocks
Computers	$—	$—	$19,000,003	$19,000,003
Entertainment	48,067,560	3,836,997	—	51,904,557
Hotels, Restaurants & Leisure	11,428,918	21,049,257	—	32,478,175
Machinery	4,725,250	11,685,329	—	16,410,579
Semiconductors & Semiconductor Equipment	226,893,457	12,654,296	—	239,547,753
Software	190,654,842	—	26,208,360	216,863,202
Other Common Stocks#	224,786,861	—	—	224,786,861
Total Common Stocks	706,556,888	49,225,879	45,208,363	800,991,130
Preferred Stocks#	—	—	103,299,171	103,299,171
Convertible Bonds
Computers	—	—	5,000,000	5,000,000
Other Convertible Bonds#	—	3,813,614	—	3,813,614
Total Convertible Bonds	—	3,813,614	5,000,000	8,813,614
Short-Term Investments	—	45,328,788	—	45,328,788
Total Investments	$706,556,888	$98,368,281	$153,507,534	$958,432,703

#	The Consolidated Schedule of Investments provides information on the industry or sector categorization as well as a Positions by Country summary.
See Notes to Consolidated Financial Statements

Consolidated Schedule of Investments Next Generation Connectivity Fund Inc.^ (Unaudited)  (cont’d)
(a)	The following is a reconciliation between the beginning and ending balances of investments in which unobservable inputs (Level 3) were used in determining value:

(000's omitted)	Beginning balance as of 11/1/2022	Accrued discounts/ (premiums)	Realized gain/(loss)	Change in unrealized appreciation/ (depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of 4/30/2023	Net change in unrealized appreciation/ (depreciation) from investments still held as of 4/30/2023
Investments in Securities:
Common Stocks(1)	$49,532	$—	$—	$(4,323)	$—	$—	$—	$—	$45,209	$(4,323)
Preferred Stocks(1)	109,535	—	—	(6,236)	—	—	—	—	103,299	(6,236)
Convertible Bonds(1)	5,000	—	—	—	—	—	—	—	5,000	—
Total	$164,067	$—	$—	$(10,559)	$—	$—	$—	$—	$153,508	$(10,559)
(1) Quantitative Information about Level 3 Fair Value Measurements:

Investment type	Fair value at 4/30/2023	Valuation approach	Unobservable input(s)	Input value/ range	Weighted average(a)	Impact to valuation from increase in input(b)
Common Stock	$45,208,363	Market Approach	Enterprise value/Revenue multiple(c) (EV/Revenue)	8.0x - 14.0x	11.5x	Increase
			Liquidation Preference Discount	31.3%	31.3%	Decrease
Preferred Stock	67,834,926	Market Approach	Enterprise value/Revenue multiple(c) (EV/Revenue)	3.0x - 14.0x	6.5x	Increase
Preferred Stock	10,464,237	Market Approach	Transaction Price	$0.46 - $369.79	$353.40	Increase
Preferred Units	25,000,008	Market Approach	Enterprise value/Revenue multiple(c) (EV/Revenue)	4.0x	4.0x	Increase
Convertible Bonds	5,000,000	Market Approach	Transaction Price	$1,000.00	$1,000.00	Increase
(a) The weighted averages disclosed in the table above were weighted by relative fair value.
(b) Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase or decrease in the corresponding input. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

(c) Represents amounts used when the reporting entity has determined that market participants would use such multiples when pricing the investments.
The following is a summary, categorized by Level (see Note A of the Notes to Consolidated Financial Statements), of inputs used to value the Fund’s derivatives as of April 30, 2023:
Other Financial Instruments	Level 1	Level 2	Level 3(a)	Total
Options Written
Liabilities	$(7,740,609)	$—	$(15,812)	$(7,756,421)
Total	$(7,740,609)	$—	$(15,812)	$(7,756,421)

See Notes to Consolidated Financial Statements

Consolidated Schedule of Investments Next Generation Connectivity Fund Inc.^ (Unaudited)  (cont’d)
(a)	The following is a reconciliation between the beginning and ending balances of derivative investments in which unobservable inputs (Level 3) were used in determining value:

(000's omitted)	Beginning balance as of 11/1/2022	Accrued discounts/ (premiums)	Realized gain/(loss)	Change in unrealized appreciation/ (depreciation)	Purchases/ Closing of options	Sales/ Writing of options	Transfers into Level 3	Transfers out of Level 3	Balance as of 4/30/2023	Net change in unrealized appreciation/ (depreciation) from investments still held as of 4/30/2023
Other Financial Instruments
Written Option Contracts(1)	$(7)	$—	$46	$178	$7	$(240)	$—	$—	$(16)	$130
Total	$(7)	$—	$46	$178	$7	$(240)	$—	$—	$(16)	$130
(1) For the six months ended April 30, 2023, these investments were valued in accordance with procedures approved by the valuation designee. These investments did not have a material impact on the Fund’s net assets applicable to common stockholders and, therefore, disclosure of unobservable inputs used in formulating valuations is not presented.

^
A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Consolidated Financial Statements

Consolidated Statement of Assets and Liabilities (Unaudited)
Neuberger Berman
NEXT GENERATION CONNECTIVITY FUND INC.
April 30, 2023
Assets
Investments in securities, at value* (Note A)—see Consolidated Schedule of Investments:
Unaffiliated issuers(a)	$958,432,703
Cash	489,611
Foreign currency(b)	768,577
Dividends and interest receivable	842,225
Receivable for securities sold	222,063
Total Assets	960,755,179
Liabilities
Distributions payable—common stock	1,029,936
Payable to investment manager (Note B)	802,793
Option contracts written, at value(c) (Note A)	7,756,421
Payable for securities purchased	1,999,171
Payable to administrator (Note B)	201,098
Payable to directors	846
Other accrued expenses and payables	136,364
Total Liabilities	11,926,629
Net Assets applicable to Common Stockholders	$948,828,550
Net Assets applicable to Common Stockholders consist of:
Paid-in capital—common stock	$1,441,472,567
Total distributable earnings/(losses)	(492,644,017)
Net Assets applicable to Common Stockholders	$948,828,550
Shares of Common Stock Outstanding ($0.0001 par value; 1,000,000,000 shares authorized)	78,761,496
Net Asset Value Per Share of Common Stock Outstanding	$12.05
*Cost of Investments:
(a) Unaffiliated issuers	$1,127,897,419
(b) Total cost of foreign currency	$801,630
(c) Premium received from option contracts written	$12,039,630

See Notes to Consolidated Financial Statements

Consolidated Statement of Operations (Unaudited)
Neuberger Berman
NEXT GENERATION CONNECTIVITY FUND INC.
For the Six Months Ended April 30, 2023
Investment Income:
Income (Note A):
Dividend income—unaffiliated issuers	$1,894,604
Interest and other income—unaffiliated issuers	1,449,300
Foreign taxes withheld	(97,405)
Total income	$3,246,499
Expenses:
Investment management fees (Note B)	4,758,422
Administration fees (Note B)	1,190,841
Audit fees	30,698
Custodian and accounting fees	61,216
Insurance	14,421
Legal fees	67,329
Stockholder reports	58,074
Stock exchange listing fees	40,034
Stock transfer agent fees	7,932
Directors' fees and expenses	21,336
Interest	3,308
Miscellaneous and other fees	7,130
Total expenses	6,260,741
Net investment income/(loss)	$(3,014,242)
Realized and Unrealized Gain/(Loss) on Investments (Note A):
Net realized gain/(loss) on:
Transactions in investment securities of unaffiliated issuers	(74,759,008)
Settlement of foreign currency transactions	5,637
Expiration or closing of option contracts written	18,092,543
Change in net unrealized appreciation/(depreciation) in value of:
Investment securities of unaffiliated issuers	131,648,407
Foreign currency translations	39,012
Option contracts written	4,435,185
Net gain/(loss) on investments	79,461,776
Net increase/(decrease) in net assets applicable to Common Stockholders resulting from operations	$76,447,534
See Notes to Consolidated Financial Statements

Consolidated Statements of Changes in Net Assets
Neuberger Berman
	Next Generation Connectivity Fund Inc.
	Six Months Ended	Fiscal Year Ended
	April 30, 2023 (Unaudited)	October 31, 2022
Increase/(Decrease) in Net Assets Applicable to Common Stockholders:
From Operations (Note A):
Net investment income/(loss)	$(3,014,242)	$(11,194,462)
Net realized gain/(loss) on investments	(56,660,828)	(147,310,300)
Change in net unrealized appreciation/(depreciation) of investments	136,122,604	(475,003,538)
Net increase/(decrease) in net assets applicable to Common Stockholders resulting from operations	76,447,534	(633,508,300)
Distributions to Common Stockholders From (Note A):
Distributable earnings	(47,256,898)	—
Tax return of capital	—	(94,513,795)
Total distributions to Common Stockholders	(47,256,898)	(94,513,795)
Net Increase/(Decrease) in Net Assets Applicable to Common Stockholders	29,190,636	(728,022,095)
Net Assets Applicable to Common Stockholders:
Beginning of period	919,637,914	1,647,660,009
End of period	$948,828,550	$919,637,914
See Notes to Consolidated Financial Statements

Consolidated Statement of Cash Flows (Unaudited)
Neuberger Berman
NEXT GENERATION CONNECTIVITY FUND INC.
For the Six Months Ended April 30, 2023
Increase/(Decrease) in cash:
Cash flows from operating activities:
Net increase in net assets applicable to Common Stockholders resulting from operations	$76,447,534
Adjustments to reconcile net increase in net assets applicable to Common Stockholders resulting from operations to net cash provided by operating activities:
Changes in assets and liabilities:
Purchase of investment securities	(171,018,250)
Proceeds from disposition of investment securities	234,908,271
Proceeds from options written, net	20,092,866
Purchase/sale of short-term investment securities, net	(25,808,803)
Increase in dividends and interest receivable	(592,549)
Decrease in prepaid expenses and other assets	30,525
Increase in receivable for securities sold	(222,063)
Decrease in payable for securities purchased	(8,981,124)
Increase in payable to investment manager	32,461
Decrease in payable to directors	(12,181)
Increase in payable to administrator	7,684
Decrease in other accrued expenses and payables	(20,995)
Unrealized appreciation on investment securities of unaffiliated issuers	(131,648,407)
Unrealized appreciation on foreign currency translations	(39,012)
Unrealized appreciation on options contracts written	(4,435,185)
Net realized loss from transactions in investment securities of unaffiliated issuers	74,759,008
Net realized gain from settlement of foreign currency transactions	(5,637)
Net realized gain from expiration or closing of option contracts written	(18,092,543)
Net cash provided by (used in) operating activities	$45,401,600
Cash flows from financing activities:
Cash distributions paid on common stock	(47,378,176)
Effect of exchange rate changes on cash	44,649
Net cash provided by (used in) financing activities	$(47,333,527)
Net increase/(decrease) in cash	(1,931,927)
Cash:
Cash and foreign currency at beginning of period	3,190,115
Cash and foreign currency at end of period	$1,258,188
Supplemental disclosure
Cash paid for interest	$3,308
The following table provides a reconciliation of cash and foreign currency, if any, reported within the Statement of Assets and Liabilities that sum to the total of such amounts shown on the Statement of Cash Flows.
	April 30, 2023	October 31, 2022
Cash	$489,611	$2,462,003
Foreign Currency	768,577	728,112
Total cash and foreign currency as shown in the Statement of Cash Flows	$1,258,188	$3,190,115
See Notes to Consolidated Financial Statements

Notes to Consolidated Financial Statements Next Generation Connectivity Fund Inc. (Unaudited)
Note A—Summary of Significant Accounting Policies:
1
General: Neuberger Berman Next Generation Connectivity Fund Inc. (the "Fund") was organized as a Maryland corporation on February 3, 2021 as a non-diversified, limited term closed-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund commenced operations on May 26, 2021. The Fund’s Board of Directors (the "Board") may classify or re-classify any unissued shares of capital stock into one or more classes of preferred stock without the approval of stockholders.
A balance indicated with a "—", reflects either a zero balance or a balance that rounds to less than 1.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 946 "Financial Services—Investment Companies."
The preparation of financial statements in accordance with U.S. generally accepted accounting principles ("GAAP") requires Management to make estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.
On February 25, 2022, to facilitate compliance with certain requirements necessary to maintain its status as a regulated investment company ("RIC"), the Fund formed NB A24 NBXG Blocker LLC (the "Blocker"), a Delaware limited liability company, to hold interests in certain private placements. The Blocker is a wholly owned subsidiary of the Fund and the Fund will remain its sole member.
As of April 30, 2023, the value of the Fund's investment in the Blocker was as follows:
Investment in Blocker	Percentage of Net Assets
$24,978,451	2.6%
2
Consolidation: The accompanying financial statements of the Fund present the consolidated accounts of the Fund and the Blocker. All intercompany accounts and transactions have been eliminated in consolidation.
3
Portfolio valuation: In accordance with ASC 820 "Fair Value Measurement" ("ASC 820"), all investments held by the Fund are carried at the value that Management believes the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs, including the volume and level of activity for the asset or liability in the market, are considered in valuing the Fund's investments, some of which are discussed below. At times, Management may need to apply significant judgment to value investments in accordance with ASC 820.
ASC 820 established a three-tier hierarchy of inputs to create a classification of value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.
•
Level 1 – unadjusted quoted prices in active markets for identical investments
•
Level 2 – other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, amortized cost, etc.)
•
Level 3 – unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.

The value of the Fund’s investments in equity securities, preferred stocks, and exchange-traded options written, for which market quotations are available, is generally determined by Management by obtaining valuations from independent pricing services based on the latest sale price quoted on a principal exchange or market for that security (Level 1 inputs). Securities traded primarily on the NASDAQ Stock Market are normally valued at the NASDAQ Official Closing Price ("NOCP") provided by NASDAQ each business day. The NOCP is the most recently reported price as of 4:00:02 p.m., Eastern Time, unless that price is outside the range of the "inside" bid and asked prices (i.e., the bid and asked prices that dealers quote to each other when trading for their own accounts); in that case, NASDAQ will adjust the price to equal the inside bid or asked price, whichever is closer. Because of delays in reporting trades, the NOCP may not be based on the price of the last trade to occur before the market closes. If there is no sale of a security on a particular day, the independent pricing services may value the security based on market quotations.
The value of the Fund's investments in debt securities is determined by Management primarily by obtaining valuations from independent pricing services based on bid quotations, or if quotations are not available, by methods which include various considerations based on security type (generally Level 2 inputs). In addition to the consideration of yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions, the following is a description of other Level 2 inputs and related valuation techniques used by independent pricing services to value certain types of debt securities held by the Fund:
Convertible Bonds. Inputs used to value convertible bonds generally include underlying stock data, conversion rates, credit specific details, relevant listed bond and preferred stock prices and other market information, which may include benchmark yield curves, reported trades, broker-dealer quotes, issuer spreads, comparable securities, and reference data, such as market research publications, when available.
Management has developed a process to periodically review information provided by independent pricing services for all types of securities.
Investments in non-exchange traded investment companies are valued using the respective fund’s daily calculated net asset value ("NAV") per share (Level 2 inputs), when available.
If a valuation is not available from an independent pricing service, or if Management has reason to believe that the valuation received does not represent the amount the Fund might reasonably expect to receive on a current sale in an orderly transaction, Management seeks to obtain quotations from brokers or dealers (generally considered Level 2 or Level 3 inputs depending on the number of quotes available). If such quotations are not available, the security is valued using methods Management has approved in the good-faith belief that the resulting valuation will reflect the fair value of the security. Pursuant to Rule 2a-5 under the 1940 Act, the Board designated Management as the Fund's valuation designee. As the Fund's valuation designee, Management is responsible for determining fair value in good faith for any and all Fund investments. Inputs and assumptions considered in determining the fair value of a security based on Level 2 or Level 3 inputs may include, but are not limited to, the type of the security; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer and/or analysts; an analysis of the company’s or issuer’s financial statements; an evaluation of the inputs that influence the issuer and the market(s) in which the security is purchased and sold.
The value of the Fund’s investments in foreign securities is generally determined using the same valuation methods and inputs as other Fund investments, as discussed above. Foreign security prices expressed in local currency values are normally translated from the local currency into U.S. dollars using the exchange rates as of 4:00 p.m., Eastern Time on days the New York Stock Exchange ("NYSE") is open for business. Management has approved the use of ICE Data Services ("ICE") to assist in determining the fair value of foreign equity securities when changes in the value of a certain index suggest that the closing prices on the foreign exchanges may no longer represent the amount that the Fund could expect to receive for those securities or on days when foreign markets are closed and U.S. markets are open. In each of these events, ICE will provide adjusted prices for certain foreign equity securities using a statistical analysis of historical correlations of multiple factors (Level 2 inputs). In the absence of precise information about the market values of these foreign securities as of the time as of which the Fund’s share price is calculated, Management has determined on the basis of available data that prices adjusted or evaluated in this way are likely to be closer to the prices the Fund could realize on a current sale than are the prices of those securities established at the close of the foreign markets in which the securities primarily trade.
Fair value prices are necessarily estimates, and there is no assurance that such a price will be at or close to the price at which the security is next quoted or next trades.
4
Foreign currency translations: The accounting records of the Fund and the Blocker are maintained in U.S. dollars. Foreign currency amounts are normally translated into U.S. dollars using the exchange rate as of 4:00 p.m. Eastern Time, on days the NYSE is open for business, to determine the value of investments, other assets and liabilities. Purchase and sale prices of securities, and income and expenses, are translated into U.S. dollars at the prevailing rate of exchange on the respective dates of such transactions. Net unrealized foreign currency gain/(loss), if any, arises from changes in the value of assets and liabilities, other than investments in securities, as a result of changes in exchange rates and is stated separately in the Consolidated Statement of Operations.
5
Securities transactions and investment income: Securities transactions are recorded on trade date for financial reporting purposes. Dividend income is recorded on the ex-dividend date or, for certain foreign dividends, as soon as the Fund becomes aware of the dividends. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, including accretion of discount (adjusted for original issue discount, where applicable), is recorded on the accrual basis. Realized gains and losses from securities transactions are recorded on the basis of identified cost and stated separately in the Consolidated Statement of Operations.
6
Income tax information: It is the policy of the Fund to qualify for treatment as a RIC by complying with the requirements of the U.S. Internal Revenue Code applicable to RICs and to distribute substantially all of its net investment income and net realized capital gains to its stockholders. To the extent the Fund distributes substantially all of its net investment income and net realized capital gains to stockholders, no federal income or excise tax provision is required.
ASC 740 "Income Taxes" sets forth a minimum threshold for financial statement recognition of a tax position taken, or expected to be taken, in a tax return. The Fund recognizes interest and penalties, if any, related to unrecognized tax positions as an income tax expense in the Consolidated Statement of Operations. The Fund is subject to examination by U.S. federal and state tax authorities for returns filed for the tax years for which the applicable statutes of limitations have not yet expired. Management has analyzed the Fund's tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Fund's financial statements.
For federal income tax purposes, the estimated cost of investments held at April 30, 2023 was $1,157,748,398. The estimated gross unrealized appreciation was $54,083,969 and estimated gross unrealized depreciation was $249,116,455 resulting in net unrealized depreciation in value of investments of $195,032,486 based on cost for U.S. federal income tax purposes.
Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund.
Any permanent differences resulting from different book and tax treatment are reclassified at year-end and have no impact on net income, NAV or NAV per share of common stock of the Fund. For the year ended October 31, 2022, the Fund recorded permanent reclassifications primarily related to net operating losses written off. For the year ended October 31, 2022, the Fund recorded the following permanent reclassifications:
Paid-in Capital	Total Distributable Earnings/(Losses)
$(3,466,869)	$3,466,869
The tax character of distributions paid during the year ended October 31, 2022, and period ended October 31, 2021, was as follows:
Distributions Paid From:
Ordinary Income		Long-Term Capital Gain		Return of Capital		Total
2022	2021	2022	2021	2022	2021	2022	2021
$—	$1,581,211 (a)	$—	$— (a)	$94,513,795	$29,923,387 (a)	$94,513,795	$31,504,598 (a)

(a)	Period from May 26, 2021 (Commencement of Operations) to October 31, 2021.
As of October 31, 2022, the components of distributable earnings (accumulated losses) on a U.S. federal income tax basis were as follows:
Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Unrealized Appreciation/ (Depreciation)	Loss Carryforwards and Deferrals	Other Temporary Differences	Total
$—	$—	$(331,191,233)	$(189,492,206)	$(1,151,214)	$(521,834,653)
The temporary differences between book basis and tax basis distributable earnings are primarily due to timing differences of fund level distributions and losses disallowed and/or recognized on wash sales and straddles.
To the extent the Fund’s net realized capital gains, if any, can be offset by capital loss carryforwards, it is the policy of the Fund not to distribute such gains. Capital loss carryforward rules allow for RICs to carry forward capital losses indefinitely and to retain the character of capital loss carryforwards as short-term or long-term. As determined at October 31, 2022, the Fund had unused capital loss carryforwards available for federal income tax purposes to offset future net realized capital gains, if any, as follows:
Capital Loss Carryforwards
Long-Term	Short-Term
$8,837,865	$172,239,989
Under current tax regulations, capital losses realized on investment transactions after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. Under current tax rules, the Fund may also defer any realized late-year ordinary losses as occurring on the first day of the following fiscal year. Late-year ordinary losses represent ordinary losses realized on investment transactions after December 31 and specified losses (ordinary losses from the sale, exchange, or other disposition of property, net foreign currency losses and net passive foreign investment company mark to market losses) realized on investment transactions after October 31. For the year ended October 31, 2022, the Fund elected to defer the following late-year ordinary losses and post October capital losses:
Late-Year Ordinary Loss Deferral	Post October Capital Loss Deferral
$8,201,819	$—
The Blocker is taxed as a corporation under the U.S. Internal Revenue Code. As of October 31, 2022, the Fund had a gross deferred tax asset of $4,142 resulting from net operating losses in the Blocker and had no deferred tax liability. As of October 31, 2022, the Blocker anticipated that it would be unable to fully utilize the deferred tax asset, therefore, the deferred tax asset was offset by a valuation allowance of $4,142. For the year ended October 31, 2022, the Fund did not record a provision for taxes related to the Blocker.
7
Foreign taxes: Foreign taxes withheld, if any, represent amounts withheld by foreign tax authorities, net of refunds recoverable.
Foreign capital gains on certain foreign securities may be subject to foreign taxes, which are accrued as applicable. At April 30, 2023, there were no outstanding balances of accrued capital gains taxes for the Fund.
As a result of several European Court of Justice ("ECJ") court cases in certain countries across the European Union ("EU"), the Fund may file tax reclaims for previously withheld taxes on dividends earned in those countries ("ECJ tax reclaims"). These additional filings are subject to various administrative proceedings by the local jurisdictions’ tax authorities within the EU, as well as a number of related judicial proceedings. Income recognized, if any, for ECJ tax reclaims would be reflected as "Interest and other income—unaffiliated issuers" in the Consolidated Statement of Operations and the cost to file these additional ECJ tax reclaims, if any, would be reflected as "Miscellaneous and other fees" in the Consolidated Statement of Operations. When the ECJ tax reclaim is "more likely than not" to not be sustained assuming examination by tax authorities due to the uncertainty that exists as to the ultimate resolution of these proceedings, the likelihood of receipt of these ECJ tax reclaims, and the potential timing of payment, no amounts are reflected in the Consolidated Statement of Assets and Liabilities.
8
Distributions to common stockholders: The Fund earns income, net of expenses, daily on its investments. It is the policy of the Fund to declare and pay monthly distributions to common stockholders. The Fund has adopted a policy to pay common stockholders a stable monthly distribution. The Fund’s ability to satisfy its policy will depend on a number of factors, including the amount and stability of income received from its investments, the availability of capital gains and the level of other Fund fees and expenses. In an effort to maintain a stable distribution amount, the Fund may pay distributions consisting of net investment income, net realized gains and paid-in capital. There is no assurance that the Fund will always be able to pay distributions of a particular size, or that distributions will consist solely of net investment income and net realized capital gains. The composition of the Fund’s distributions for the calendar year 2023 will be reported to Fund stockholders on IRS Form 1099-DIV. The Fund may pay distributions in excess of those required by its stable distribution policy to avoid excise tax or to satisfy the requirements of Subchapter M of the Internal Revenue Code. Distributions to common stockholders are recorded on the ex-date. Net realized capital gains, if any, will be offset to the extent of any available capital loss carryforwards. Any such offset will not reduce the level of the stable monthly distribution paid by the Fund.
On April 28, 2023, the Fund declared a monthly distribution to common stockholders in the amount of $0.1000 per share, payable on May 31, 2023 to stockholders of record on May 15, 2023, with an ex-date of May 12, 2023. Subsequent to April 30, 2023, the Fund declared a monthly distribution on May 31, 2023 to common stockholders in the amount of $0.1000 per share, payable on June 30, 2023 to stockholders of record on June 15, 2023, with an ex-date of June 14, 2023.
9
Expense allocation: Certain expenses are applicable to multiple funds within the complex of related investment companies. Expenses directly attributable to the Fund are charged to the Fund. Expenses borne by the complex of related investment companies, which includes open-end and closed-end investment companies for which NBIA serves as investment manager, that are not directly attributable to a particular investment company (e.g., the Fund) are allocated among the Fund and the other investment companies or series thereof in the complex on the basis of relative net assets, except where a more appropriate allocation of expenses to each of the investment companies or series thereof in the complex can otherwise be made fairly.
10
Investments in foreign securities: Investing in foreign securities may involve sovereign and other risks, in addition to the credit and market risks normally associated with domestic securities. These additional risks include the possibility of adverse political and economic developments (including political instability, nationalization, expropriation, or confiscatory taxation) and the potentially adverse effects of unavailability of public information regarding issuers, less governmental supervision and regulation of financial markets, reduced liquidity of certain financial markets, and the lack of uniform accounting, auditing, and financial reporting standards or the application of standards that are different or less stringent than those applied in the United States. Foreign securities also may experience greater price volatility, higher rates of inflation, and delays in settlement.
11
Concentration of risk: The Fund’s investments will be concentrated in securities of issuers operating in one or more industries within the information technology and communication services groups of industries. Communication services companies may be subject to specific risks associated with legislative or regulatory changes, adverse market conditions, intellectual property use and/or increased competition. The market prices of technology and technology-related stocks tend to exhibit a greater degree of market risk and price volatility than other types of investments. These stocks may fall in and out of favor with investors rapidly, which may cause sudden selling and dramatically lower market prices. The economic fortunes of the companies held by the Fund may be significantly tied to next generation connectivity technologies. The focus of the Fund’s portfolio on a specific group of industries may present more risks than if its portfolio were broadly diversified over numerous industries and sectors of the economy.
12
Limited term and Eligible Tender Offer: The Fund has a limited term and intends to terminate on the first business day following the twelfth anniversary of the effective date of the Fund’s initial registration statement, which is currently anticipated to be May 26, 2033 (the "Stated Termination Date"); provided, that if the Board believes that, under then-current market conditions, it is in the best interests of the Fund to do so, the Fund may extend the Termination Date: (i) once for up to one year and (ii) once for up to an additional six months (in the event of any such extension, the termination date shall be referred to as the "Extended Termination Date" and the later of the Stated Termination Date and the Extended Termination Date is referred to as the "Termination Date"), in each case upon the affirmative vote of a majority of the Board and without the approval of common stockholders.
In addition, as of a date within twelve months preceding the Termination Date, the Board may cause the Fund to conduct a tender offer to all common stockholders to purchase common stock of the Fund at a price equal to the Fund’s NAV per share of common stock (an "Eligible Tender Offer"). The Board has established that, following an Eligible Tender Offer, the Fund must have at least $200 million of net assets to ensure the continued viability of the Fund (the "Termination Threshold"). In an Eligible Tender Offer, the Fund will offer to purchase all common stock held by each common stockholder; provided, that if the number of properly tendered shares of common stock would result in the Fund’s net assets totaling less than the Termination Threshold, the Eligible Tender Offer will be terminated and no common stock will be repurchased pursuant to the Eligible Tender Offer. Instead, the Fund will begin (or continue) liquidating its portfolio and proceed to terminate on or before the Termination Date.
If the number of properly tendered shares of Common Stock would result in the Fund’s net assets equaling or totaling greater than the Termination Threshold, all common stock properly tendered and not withdrawn will be purchased by the Fund pursuant to the terms of the Eligible Tender Offer. Following the completion of an Eligible Tender Offer, the Board may eliminate the limited term structure of the Fund upon the affirmative vote of a majority of the Board and without the approval of common stockholders.
13
Derivative instruments: The Fund’s use of derivatives during the six months ended April 30, 2023, is described below. Please see the Consolidated Schedule of Investments for the Fund’s open positions in derivatives at April 30, 2023. The disclosure requirements of ASC 815 "Derivatives and Hedging" ("ASC 815") distinguish between derivatives that qualify for hedge accounting and those that do not. Because investment companies value their derivatives at fair value and recognize changes in fair value through the Consolidated Statement of Operations, they do not qualify for hedge accounting. Accordingly, even though the Fund’s investments in derivatives may represent economic hedges, they are considered non-hedge transactions for purposes of this disclosure.
Rule 18f-4 under the 1940 Act which became effective in August 2022, regulates the use of derivatives for certain funds registered under the 1940 Act ("Rule 18f-4"). The Fund has adopted a Rule 18f-4 Policy which provides, among other things, that unless the Fund qualifies as a "limited derivatives user" as defined in Rule 18f-4, the Fund is subject to a comprehensive derivatives risk management program, is required to comply with certain value-at-risk based leverage limits and is required to provide additional disclosure both publicly and to the SEC regarding its derivatives positions. If the Fund qualifies as a limited derivatives user, Rule 18f-4 requires the Fund to have policies and procedures to manage its aggregate derivatives risk.
Options: During the six months ended April 30, 2023, the Fund used options written to generate current gains from option premiums and to enhance risk-adjusted returns.
Premiums paid by the Fund upon purchasing a call or put option are recorded in the asset section of the Fund’s Consolidated Statement of Assets and Liabilities and are subsequently adjusted to the current market value. When an option is exercised, closed, or expired, the Fund realizes a gain or loss and the asset is eliminated. For purchased call options, the Fund’s loss is limited to the amount of the option premium paid.
Premiums received by the Fund upon writing a call option or a put option are recorded in the liability section of the Fund’s Consolidated Statement of Assets and Liabilities and are subsequently adjusted to the current market value. When an option is exercised, closed, or expired, the Fund realizes a gain or loss and the liability is eliminated.
When the Fund writes a call option on an underlying asset it does not own, its exposure on such an option is theoretically unlimited. When writing a covered call option, the Fund, in return for the premium, gives up the opportunity for profit from a price increase in the underlying security above the exercise price, but conversely retains the risk of loss should the price of the security decline. When writing a put option, the Fund, in return for the premium, takes the risk that it must purchase the underlying security at a price that may be higher than the current market price of the security. If a call or put option that the Fund has written expires unexercised, the Fund will realize a gain for the amount of the premium. All securities covering outstanding written options are held in escrow by the custodian bank.
At April 30, 2023, the Fund had the following derivatives (which did not qualify as hedging instruments under ASC 815), grouped by primary risk exposure:
	Asset Derivatives		Liability Derivatives
	Consolidated Statement of Assets and Liabilities Location	Value	Consolidated Statement of Assets and Liabilities Location	Value
Options written
Equity risk	—	$—	Option contracts written, at value	$(7,756,421)
The impact of the use of these derivative instruments on the Consolidated Statement of Operations during the six months ended April 30, 2023, was as follows:
	Net Realized Gain/ (Loss) on Derivatives(a)	Change in Net Unrealized Appreciation/ (Depreciation) on Derivatives(b)
Options written
Equity risk	$18,092,543	$4,435,185

(a)	Net realized gain/(loss) on derivatives is located in the Consolidated Statement of Operations each under the caption, "Net realized gain/(loss) on:"

Options written	Expiration or closing of option contracts written

(b)	Change in net unrealized appreciation/(depreciation) is located in the Consolidated Statement of Operations each under the caption, "Change in net unrealized appreciation/(depreciation) in value of:"

Options written	Option contracts written
While the Fund may receive redeemable preference shares, rights and warrants in connection with its investments in securities, these preference shares, rights and warrants are not considered "derivative instruments" under ASC 815.

14
Securities lending: The Fund, using State Street Bank and Trust Company ("State Street") as its lending agent, may loan securities to qualified brokers and dealers in exchange for negotiated lender’s fees. These fees, if any, would be disclosed within the Consolidated Statement of Operations under the caption "Income from securities loaned-net" and are net of expenses retained by State Street as compensation for its services as lending agent.
The initial collateral received by the Fund at the beginning of each transaction shall have a value equal to at least 102% of the prior day’s market value of the loaned securities (105% in the case of international securities). Collateral in the form of cash and/or securities issued or guaranteed by the U.S. government or its agencies, equivalent to at least 100% of the market value of securities, is maintained at all times. Thereafter, the value of the collateral is monitored on a daily basis, and collateral is moved daily between a counterparty and the Fund until the close of the transaction. Cash collateral is generally invested in a money market fund registered under the 1940 Act that is managed by an affiliate of State Street and is included in the Consolidated Statement of Assets and Liabilities under the caption "Investments in securities, at value—Unaffiliated issuers". The total value of securities received as collateral for securities on loan is included in a footnote following the Consolidated Schedule of Investments, but is not included within the Consolidated Statement of Assets and Liabilities because the receiving Fund does not have the right to sell or repledge the securities received as collateral. The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities. Any increase or decrease in the fair value of the securities loaned and any interest earned or dividends paid or owed on those securities during the term of the loan would accrue to the Fund.
During the six months ended April 30, 2023, the Fund did not participate in securities lending.
15
Investments in private companies: Investments in private companies, including companies that have not yet issued securities publicly in an initial public offering, involve greater risks than investments in securities of companies that have traded publicly on an exchange for extended periods of time. Investments in these companies are generally less liquid than investments in securities issued by public companies and may be difficult for the Fund to value. Private placements and other restricted securities may not be listed on an exchange and may have no active trading market. As a result of the absence of a public trading market, the prices of these securities may be more difficult to determine than publicly traded securities and these securities may involve heightened risk as compared to investments in securities of publicly traded companies. Private placements and other restricted securities may be illiquid, and it frequently can be difficult to sell them at a time when it may otherwise be desirable to do so or the Fund may be able to sell them only at prices that are less than what the Fund regards as their fair market value.
16
Indemnifications: Like many other companies, the Fund’s organizational documents provide that its officers ("Officers") and directors ("Directors") are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, both in some of its principal service contracts and in the normal course of its business, the Fund enters into contracts that provide indemnifications to other parties for certain types of losses or liabilities. The Fund’s maximum exposure under these arrangements is unknown as this could involve future claims against the Fund.
Note B—Investment Management Fees, Administration Fees, and Other Transactions with Affiliates:
The Fund retains NBIA as its investment manager under a Management Agreement. For such investment management services, the Fund pays NBIA an investment management fee at an annual rate of 1.00% of the Fund’s average daily Managed Assets. Managed Assets equal the total assets of the Fund, less liabilities other than the aggregate indebtedness entered into for purposes of leverage, if any.
The Fund retains NBIA as its administrator under an Administration Agreement. The Fund pays NBIA an administration fee at an annual rate of 0.25% of its average daily Managed Assets under this agreement. Additionally, NBIA retains State Street as its sub-administrator under a Sub-Administration Agreement. NBIA pays State Street a fee for all services received under the Sub-Administration Agreement.

The expenses of the Blocker are included in the total expenses on the Consolidated Statement of Operations. For the six months ended April 30, 2023, the expenses of the Blocker amounted to $9,496.
Note C—Securities Transactions:
During the six months ended April 30, 2023, there were purchase and sale transactions of long-term securities (excluding written option contracts) of $186,515,394 and $234,908,271, respectively.
During the six months ended April 30, 2023, no brokerage commissions on securities transactions were paid to affiliated brokers.
Note D—Capital:
Transactions in shares of common stock for the six months ended April 30, 2023, and for the year ended October 31, 2022 were as follows:
For the Six Months Ended April 30, 2023				For the Year Ended October 31, 2022
Shares Sold	Shares Issued on Reinvestment of Dividends and Distributions	Shares Redeemed	Total	Shares Sold	Shares Issued on Reinvestment of Dividends and Distributions	Shares Redeemed	Total
—	—	—	—	—	—	—	—
At April 30, 2023, the shares of common stock outstanding and the shares of common stock of the Fund owned by affiliated persons, as defined in the 1940 Act, were as follows:
Shares of Common Stock Outstanding	Shares of Common Stock Owned by Affiliated Persons
78,761,496	5,972
Note E—Recent Accounting Pronouncement:
In June 2022, FASB issued Accounting Standards Update No. 2022-03, "Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions" ("ASU 2022-03"). ASU 2022-03 clarifies the guidance in ASC 820, related to the measurement of the fair value of an equity security subject to contractual sale restrictions, where it eliminates the ability to apply a discount to the fair value of these securities, and introduces disclosure requirements related to such equity securities. The guidance is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2023, and allows for early adoption. Management is currently evaluating the impact of applying this update.
Note F—Unaudited Financial Information:
The financial information included in this interim report is taken from the records of the Fund without audit by an independent registered public accounting firm. Annual reports contain audited financial statements.

Financial Highlights
Next Generation Connectivity Fund Inc.
The following table includes selected data for a share of common stock outstanding throughout each period and other performance information derived from the Consolidated Financial Statements (Financial Statements for the reporting period ended October 31, 2021). Amounts that do not round to $0.01 or $(0.01) per share are presented as $0.00 or $(0.00), respectively. Ratios that do not round to 0.01% or (0.01)% are presented as 0.00% or (0.00)%, respectively. A "—" indicates that the line item was not applicable in the corresponding period.
	Six Months Ended April 30,	Year Ended October 31,	Period from May 26, 2021[a] to October 31,
	2023[b] (Unaudited)	2022[b]	2021
Common Stock Net Asset Value, Beginning of Period	$11.68	$20.92	$20.00
Income/(Loss) From Investment Operations Applicable to Common Stockholders:
Net Investment Income/(Loss)[c]	(0.04)	(0.14)	(0.07)
Net Gains or (Losses) on Securities (both realized and unrealized)	1.01	(7.90)	1.39
Total From Investment Operations Applicable to Common Stockholders	0.97	(8.04)	1.32
Less Distributions to Common Stockholders From:
Net Investment Income	(0.60)	—	(0.02)
Tax Return of Capital	—	(1.20)	(0.38)
Total Distributions to Common Stockholders	(0.60)	(1.20)	(0.40)
Common Stock Net Asset Value, End of Period	$12.05	$11.68	$20.92
Common Stock Market Value, End of Period	$9.71	$9.62	$18.97
Total Return, Common Stock Net Asset Value[d]	9.55%[e]	(38.45)%	6.74%[e]
Total Return, Common Stock Market Value[d]	7.18%[e]	(44.09)%	(3.21)%[e]
Supplemental Data/Ratios
Net Assets Applicable to Common Stockholders, End of Period (in millions)	$948.8	$919.6	$1,647.7
Ratios are Calculated Using Average Net Assets Applicable to Common Stockholders
Ratio of Gross Expenses	1.32%[f]	1.30%	1.30%[f]
Ratio of Net Expenses	1.32%[f]	1.30%	1.30%[f]
Ratio of Net Investment Income/(Loss)	(0.63)%[f]	(0.94)%	(0.82)%[f]
Portfolio Turnover Rate	21%[e]	103%	81%[e]

See Notes to Financial Highlights

Notes to Financial Highlights Next Generation Connectivity Fund Inc. (Unaudited)

a	The date investment operations commenced.
b	Consolidated financial highlights. See Note A in the Notes to Consolidated Financial Statements.
c	Calculated based on the average number of shares of common stock outstanding during each fiscal period.
d
Total return based on per share NAV reflects the effects of changes in NAV on the performance of the Fund during each fiscal period. Total return based on per share market value assumes the purchase of shares of common stock at the market price on the first day and sale of common stock at the market price on the last day of the period indicated. Distributions, if any, are assumed to be reinvested at prices obtained under the
Fund's distribution reinvestment plan. Results represent past performance and do not indicate future results.
Current returns may be lower or higher than the performance data quoted. Investment returns will fluctuate and shares of common stock, when sold, may be worth more or less than original cost.

e	Not annualized.
f	Annualized.

Distribution Reinvestment Plan for the Fund
American Stock Transfer & Trust Company, LLC (the "Plan Agent") will act as Plan Agent for stockholders who have not elected in writing to receive dividends and distributions in cash (each a "Participant"), will open an account for each Participant under the Distribution Reinvestment Plan ("Plan") in the same name as their then-current shares of the Fund’s common stock ("Shares") are registered, and will put the Plan into effect for each Participant as of the first record date for a dividend or capital gains distribution.
Whenever the Fund declares a dividend or distribution with respect to the Shares, each Participant will, except as described in the next paragraph, receive such dividends and distributions in additional newly issued Shares, including fractional Shares acquired by the Plan Agent from the Fund and credited to each Participant’s account. If on the payment date for a cash dividend or distribution, the net asset value is equal to or less than the market price per Share plus estimated brokerage commissions, the Plan Agent shall automatically receive such Shares, including fractions, for each Participant’s account. The Fund’s initial stockholder has approved the Fund issuing new Shares at times when the NAV exceeds the market price per Share. Except in the circumstances described in the next paragraph, the number of additional Shares to be credited to each Participant’s account shall be determined by dividing the dollar amount of the dividend or distribution payable on their Shares by the greater of the net asset value per Share determined as of the date of purchase or 95% of the then-current market price per Share on the payment date.
Should the net asset value per Share exceed the market price per Share plus estimated brokerage commissions on the payment date for a cash dividend or distribution, and the Fund has not determined to issue new Shares, the Plan Agent or a broker-dealer selected by the Plan Agent shall endeavor, for a purchase period lasting until the last business day before the next date on which the Shares trade on an “ex-dividend” basis, but in no event, except as provided below, more than 30 days after the payment date, to apply the amount of such dividend or distribution on each Participant’s Shares (less their pro rata share of brokerage commissions incurred with respect to the Plan Agent’s open-market purchases in connection with the reinvestment of such dividend or distribution) to purchase Shares on the open market for each Participant’s account. No such purchases may be made more than 30 days after the payment date for such dividend or distribution except where temporary curtailment or suspension of purchase is necessary to comply with applicable provisions of federal securities laws. If, at the close of business on any day during the purchase period the net asset value per Share equals or is less than the market price per Share plus estimated brokerage commissions, the Plan Agent will not make any further open-market purchases in connection with the reinvestment of such dividend or distribution. If the Plan Agent is unable to invest the full dividend or distribution amount through open-market purchases during the purchase period, the Plan Agent shall request that, with respect to the uninvested portion of such dividend or distribution amount, the Fund issue new Shares at the close of business on the earlier of the last day of the purchase period or the first day during the purchase period on which the net asset value per Share equals or is less than the market price per Share, plus estimated brokerage commissions, such Shares to be issued in accordance with the terms specified in the third paragraph hereof. These newly issued Shares will be valued at the then-current market price per Share at the time such Shares are to be issued.
For purposes of making the reinvestment purchase comparison under the Plan, (a) the market price of the Shares on a particular date shall be the last sales price on the New York Stock Exchange (or if the Shares are not listed on the New York Stock Exchange, such other exchange on which the Shares are principally traded) on that date, or, if there is no sale on such Exchange (or if not so listed, in the over-the-counter market) on that date, then the mean between the closing bid and asked quotations for such Shares on such Exchange on such date and (b) the net asset value per Share on a particular date shall be the net asset value per Share most recently calculated by or on behalf of the Fund. All dividends, distributions and other payments (whether made in cash or Shares) shall be made net of any applicable withholding tax.

Open-market purchases provided for above may be made on any securities exchange where the Fund’s Shares are traded, in the over-the-counter market or in negotiated transactions and may be on such terms as to price, delivery and otherwise as the Plan Agent shall determine. Each Participant’s uninvested funds held by the Plan Agent will not bear interest, and it is understood that, in any event, the Plan Agent shall have no liability in connection with any inability to purchase Shares within 30 days after the initial date of such purchase as herein provided, or with the timing of any purchases effected. The Plan Agent shall have no responsibility as to the value of the Shares acquired for each Participant’s account. For the purpose of cash investments, the Plan Agent may commingle each Participant’s funds with those of other stockholders of the Fund for whom the Plan Agent similarly acts as agent, and the average price (including brokerage commissions) of all Shares purchased by the Plan Agent as Plan Agent shall be the price per Share allocable to each Participant in connection therewith.
The Plan Agent may hold each Participant’s Shares acquired pursuant to the Plan together with the Shares of other stockholders of the Fund acquired pursuant to the Plan in noncertificated form in the Plan Agent’s name or that of the Plan Agent’s nominee. The Plan Agent will forward to each Participant any proxy solicitation material and will vote any Shares so held for each Participant only in accordance with the instructions set forth on proxies returned by the Participant to the Fund.
The Plan Agent will confirm to each Participant each acquisition made for their account as soon as practicable but not later than 60 days after the date thereof. Although each Participant may from time to time have an undivided fractional interest (computed to three decimal places) in a Share, no certificates for a fractional Share will be issued. However, dividends and distributions on fractional Shares will be credited to each Participant’s account. In the event of termination of a Participant’s account under the Plan, the Plan Agent will adjust for any such undivided fractional interest in cash at the market value of the Shares at the time of termination, less the pro rata expense of any sale required to make such an adjustment.
Any Share dividends or split Shares distributed by the Fund on Shares held by the Plan Agent for Participants will be credited to their accounts. In the event that the Fund makes available to its stockholders rights to purchase additional Shares or other securities, the Shares held for each Participant under the Plan will be added to other Shares held by the Participant in calculating the number of rights to be issued to each Participant.
The Plan Agent’s service fee for handling capital gains and other distributions or income dividends will be paid by the Fund. Participants will be charged their pro rata share of brokerage commissions on all open-market purchases.
Each Participant may terminate their account under the Plan by notifying the Plan Agent in writing. Such termination will be effective immediately if the Participant’s notice is received by the Plan Agent not less than ten days prior to any dividend or distribution record date, otherwise such termination will be effective the first trading day after the payment date for such dividend or distribution with respect to any subsequent dividend or distribution. The Plan may be terminated by the Plan Agent or the Fund upon notice in writing mailed to each Participant at least 30 days prior to any record date for the payment of any dividend or distribution by the Fund.
These terms and conditions may be amended or supplemented by the Plan Agent or the Fund at any time or times but, except when necessary or appropriate to comply with applicable law or the rules or policies of the Securities and Exchange Commission or any other regulatory authority, only by mailing to each Participant appropriate written notice at least 30 days prior to the effective date thereof. The amendment or supplement shall be deemed to be accepted by each Participant unless, prior to the effective date thereof, the Plan Agent receives written notice of the termination of their account under the Plan. Any such amendment may include an appointment by the Plan Agent in its place and stead of a successor Plan Agent under these terms and conditions, with full power and authority to perform all or any of the acts to be performed by the Plan Agent under these terms and conditions. Upon any such appointment of any Plan Agent for the purpose of receiving dividends and distributions, the Fund will be authorized to pay to such successor Plan Agent, for each Participant’s account, all dividends and distributions payable on Shares held in their name or under the Plan for retention or application by such successor Plan Agent as provided in these terms and conditions.

The Plan Agent shall at all times act in good faith and agrees to use its best efforts within reasonable limits to ensure the accuracy of all services performed under this Plan and to comply with applicable law, but assumes no responsibility and shall not be liable for loss or damage due to errors unless such error is caused by the Plan Agent’s negligence, bad faith, or willful misconduct or that of its employees. These terms and conditions are governed by the laws of the State of Maryland.
Reinvested dividends and distributions are taxed in the same manner as cash dividends and distributions — i.e., reinvestment in additional Shares does not relieve stockholders of, or defer the need to pay, any income tax that may be payable (or that is required to be withheld) on Fund dividends and distributions. Participants should contact their tax professionals for information on how the Plan impacts their personal tax situation. For additional information about the Plan, including how to change your distribution option from the Plan to cash distributions, or vice versa, contact your broker or, if you own Shares directly, please contact the Plan Agent by telephone at 1-866-227-2136 or by mail at 6201 15th Avenue, Brooklyn, NY, 11219 or online at www.astfinancial.com.

Directory
Investment Manager and Administrator
Neuberger Berman Investment Advisers LLC
1290 Avenue of the Americas
New York, NY 10104-0002
877.461.1899
Custodian
State Street Bank and Trust Company
One Congress Street, Suite 1
Boston, MA 02114-2016
Transfer Agent
American Stock Transfer & Trust Company, LLC
6201 15th Avenue
Brooklyn, NY 11219
Shareholder Services 866.227.2136
Plan Agent
American Stock Transfer & Trust Company, LLC
Plan Administration Department
P.O. Box 922
Wall Street Station
New York, NY 10269-0560

Overnight correspondence should be sent to:
American Stock Transfer & Trust Company, LLC
6201 15th Avenue
Brooklyn, NY 11219
Legal Counsel
K&L Gates LLP
1601 K Street, NW
Washington, DC 20006-1600
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

Proxy Voting Policies and Procedures
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, by calling 800-877-9700 (toll-free) and on the SEC’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is also available upon request, without charge, by calling 800-877-9700 (toll-free), on the SEC’s website at www.sec.gov, and on Neuberger Berman’s website at www.nb.com.
Quarterly Portfolio Schedule
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its report on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. The portfolio holdings information on Forms N-PORT are available upon request, without charge, by calling 800-877-9700 (toll-free).

FACTS	WHAT DOES NEUBERGER BERMAN DO WITH YOUR PERSONAL INFORMATION?

Why?
Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?
The types of personal information we collect and share depend on the product or service you have with us. This information can include:
◾  Social Security numbers, dates of birth and other numerical identifiers
◾  Names and addresses
◾  Driver’s licenses, passports and other identification documents
◾  Usernames and passwords
◾  Internet protocol addresses and other network activity information
◾  Income, credit history, credit scores, assets, transaction history and other financial information
When you are no longer our customer, we continue to share your information as described in this notice.

How?
All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Neuberger Berman chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Neuberger Berman share?	Can you limit this sharing?
For our everyday business purposes— such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes— to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes— information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes— information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 646.497.4003 or 866.483.1046 (toll-free) Email NBPrivacyOfficer@nb.com
This is not part of the Fund's stockholder Report.

Who we are
Who is providing this notice?	Entities within the Neuberger Berman family of companies, mutual funds, and private investment funds.

What we do
How does Neuberger Berman protect my personal information?
To protect your personal information from unauthorized access and use, we use security measures that comply with federal law.
These measures include physical, electronic and procedural
safeguards, including secured files and buildings.
We restrict access to customer information to those employees who need to know such information in order to perform their job responsibilities.

How does Neuberger Berman collect my personal information?
We collect your personal information directly from you or your representatives, for example, when you
◾  seek advice about your investments
◾  give us your contact or income information
◾  provide account information or open an account
◾  direct us to buy or sell securities, or complete other
transactions
◾  visit one of our websites, portals or other online locations
We may also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?
Federal law gives you the right to limit only
◾  sharing for affiliates’ everyday business
purposes—information about your creditworthiness
◾  affiliates from using your information to market to you
◾  sharing for nonaffiliates to market to you
State laws and individual companies may give you additional
rights to limit sharing.

Definitions
Affiliates
Companies related by common ownership or control. They can
be financial and nonfinancial companies.
◾  Our affiliates include companies with a Neuberger Berman
name; financial companies, such as investment advisers or
broker dealers; mutual funds, and private investment funds.

Nonaffiliates
Companies not related by common ownership or control. They
can be financial and nonfinancial companies.
◾  Nonaffiliates we share with can include companies that
perform administrative services on our behalf (such as
vendors that provide data processing, transaction processing, and printing services) or other companies such as brokers,
dealers, or counterparties in connection with servicing your account.

Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ◾ Neuberger Berman doesn’t jointly market.
This is not part of the Fund's stockholder Report.

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Neuberger Berman Investment Advisers LLC
1290 Avenue of the Americas
New York, NY 10104-0002
Internal Sales & Services
877.461.1899
www.nb.com
Statistics and projections in this report are derived from sources deemed to be reliable but cannot be regarded as a representation of future results of the Fund. This report is prepared for the general information of stockholders and is not an offer for shares of the Fund.

X0053  06/23

(b)	Not applicable to the Registrant.
Item 2. Code of Ethics.
The Board of Directors (“Board”) of Neuberger Berman Next Generation Connectivity Fund Inc. (“Registrant” or “Fund”) has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions (“Code of Ethics”).  During the period covered by this Form N-CSR, there were no substantive amendments to the Code of Ethics and there were no waivers from the Code of Ethics granted to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.
A copy of the Code of Ethics is incorporated by reference to Neuberger Berman Real Estate Securities Income Fund Inc.’s Form N-CSRS, Investment Company Act file number 811-21421 (filed June 26, 2023). The Code of Ethics is also available, without charge, by calling 1-800-877-9700 (toll-free).
Item 3. Audit Committee Financial Expert.
Not applicable to semi-annual reports on Form N-CSR.
Item 4. Principal Accountant Fees and Services.
Not applicable to semi-annual reports on Form N-CSR.
Item 5. Audit Committee of Listed Registrants.
Not applicable to semi-annual reports on Form N-CSR.
Item 6. Investments.
(a)	The complete schedule of investments for the Registrant is disclosed in the Registrant’s semi-annual report, which is included in Item 1 of this Form N-CSR.

(b)	Not applicable to the Registrant.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable to semi-annual reports on Form N-CSR.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
(a)	Not applicable to semi-annual reports on Form N-CSR.

(b)	There have been no changes in any of the Portfolio Managers since the Registrant’s most recent annual report on Form N-CSR.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
No reportable purchases for the period covered by this report.
Item 10.  Submission of Matters to a Vote of Security Holders.
There were no material changes to the procedures by which stockholders may recommend nominees to the Board.
Item 11. Controls and Procedures.
(a)
Based on an evaluation of the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) as of a date within 90 days of the filing date of this report, the Chief Executive Officer and President and the Treasurer and Principal Financial and Accounting Officer of the Registrant have concluded that such disclosure controls and procedures are effectively designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is accumulated and communicated to the Registrant’s management to allow timely decisions regarding required disclosure.

(b)
There were no significant changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.
(a)	The Fund did not engage in any securities lending activity during its most recent fiscal year.
(b)	The Fund did not engage in any securities lending activity and no services were provided by the securities lending agent to the Fund during its most recent fiscal year.
Item 13. Exhibits.
(a)(1)	A copy of the Code of Ethics is incorporated by reference to Neuberger Berman Real Estate Securities Income Fund Inc.’s Form N-CSRS, Investment Company Act file number 811-21421 (filed June 26, 2023).
(a)(2)	The certifications required by Rule 30a-2(a) under the Act and Section 302 of the Sarbanes-Oxley Act of 2002 (“Sarbanes-Oxley Act”) are filed herewith.
(a)(3)	Not applicable to the Registrant.
(a)(4)	Not applicable to the Registrant.

(b)	The certification required by Rule 30a-2(b) under the Act and Section 906 of the Sarbanes-Oxley Act is furnished herewith.
The certification furnished pursuant to Rule 30a-2(b) under the Act and Section 906 of the Sarbanes-Oxley Act will not be deemed “filed” for purposes of Section 18 of the Securities Exchange Act of 1934, as amended (“Exchange Act”), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933, as amended, or the Exchange Act, except to the extent that the Registrant specifically incorporates it by reference.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Neuberger Berman Next Generation Connectivity Fund Inc.
By:	/s/ Joseph V. Amato
Joseph V. Amato
Chief Executive Officer and President

Date: June 30, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Joseph V. Amato
Joseph V. Amato
Chief Executive Officer and President

Date: June 30, 2023

By:	/s/ John M. McGovern
John M. McGovern
Treasurer and Principal Financial
and Accounting Officer

Date:  June 30, 2023